As filed with the Securities and Exchange Commission on December 29, 1998

                        Securities Act Registration No. 333-29687
                 Investment Company Act Registration No. 811-8267

          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]
                      Pre-Effective Amendment No.___                [ ]
                      Post-Effective Amendment No. 2                [X]
                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                       Amendment No. 4                              [X]

                   KOPP FUNDS, INC.
  (Exact Name of Registrant as Specified in Charter)

   7701 France Avenue South
        Suite 500                            55435
       Edina, Minnesota                    (Zip Code)
(Address of Principal Executive Offices)


  Registrant's Telephone Number, including Area Code:
                    (612) 841-0400
                 Kathleen S. Tillotson
                   Kopp Funds, Inc.
          7701 France Avenue South, Suite 500
                Edina, Minnesota 55435
        (Name and Address of Agent for Service)

                      Copies to:

                     Carol A. Gehl
                 Godfrey & Kahn, S.C.
                780 North Water Street
              Milwaukee, Wisconsin  53202

       It is proposed that this filing will become effective (check appropriate box):

         [ ]  immediately upon filing pursuant to Rule 485(b).
         [X]  on  December  31, 1998  pursuant  to  Rule 485(b).
         [ ]  60  days after filing pursuant to  Rule 485(a)(1).
         [ ]  on (date) pursuant to Rule 485(a)(1).
         [ ]  75  days after filing pursuant to  Rule 485(a)(2).
         [ ]  on (date) pursuant to Rule 485(a)(2).

PROSPECTUS
31 December 1998

                        [Logo]


                      Kopp Funds

               Kopp Emerging Growth Fund

          7701 France Avenue South, Suite 500
                Edina, Minnesota  55435
              Telephone:  1-888-533-KOPP
              Facsimile:  1-612-841-0411
              Website:  www.koppfunds.com



     The  investment  objective of  the  Kopp  Emerging
Growth Fund ("Fund") is long-term capital appreciation.
The Fund seeks to achieve its investment objective by investing primarily in common stocks of companies that Kopp Investment Advisors ("Advisor") believes have the potential for superior growth.

     The  Fund  is a long-term investment, intended  to
complement   your  other  investments.  Under   federal
securities laws, the Fund is "not diversified."   As  a
result, it may be more vulnerable than a "diversified" fund to fluctuations in the value of the companies in the Fund's portfolio.

     This Prospectus contains information you should consider before you invest in the Fund. Please read it carefully and keep it for future reference.

                 ____________________


     Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of the securities offered by this Prospectus, nor has the SEC or any state securities commission passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                  ___________________

                    Not FDIC-Insured
                    No Bank Guarantee
                    May Lose Value

TABLE OF CONTENTS



HIGHLIGHTS                                                      3

FEES AND EXPENSES OF THE FUND                                   4

INVESTMENT OBJECTIVE                                            5

INVESTMENT STRATEGY                                             5

IMPLEMENTATION OF INVESTMENT OBJECTIVE                          6

PRIOR PERFORMANCE OF INVESTMENT ADVISOR                         7

FINANCIAL HIGHLIGHTS OF THE FUND                               10

FUND MANAGEMENT AND DISTRIBUTION                               10

YOUR ACCOUNT                                                   11

VALUATION OF FUND SHARES                                       18

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, AND TAX
TREATMENT                                                      18

YEAR 2000 ISSUE                                                18

ADDITIONAL INFORMATION                                         20


     No one has been authorized to give any information
or   to  make  any  representations  other  than  those
contained  in this Prospectus and the Fund's  Statement
of  Additional  Information ("SAI"), and  if  given  or
made,  the  information or representations may  not  be
relied  upon  as  having been made by the  Fund.   This
Prospectus is not an offer to sell securities in any state or jurisdiction in which an offering may not lawfully be made.

HIGHLIGHTS

What is the objective of the Fund?

       The   Fund's  objective  is  long-term   capital
appreciation.   For more information,  see  "Investment
Objective."

What is the Fund's investment strategy?

      The  Fund's  investment  strategy  is  to  invest
primarily  in  common stocks of companies that  Advisor
believes  have the potential for revenue  and  earnings
growth  superior  to  that of  companies  with  similar
market  or  business characteristics.  These companies,
which  may be characterized as emerging and re-emerging
growth  companies, will typically have  small-to-medium
market capitalizations.  An emerging growth company  is
a  newer  business  organized to  address  an  industry
niche,  which may have unstable cash reserves, but  the
potential  to experience accelerating returns.   A  re-
emerging  growth company is a more established  company
experiencing  a  potential  resurgence  in  sales   and
earnings due to new industry leadership, restructuring, or both.

      Advisor  uses  a  "buy  discipline"  when  making
purchase decisions for the Fund.  This "buy discipline"
involves three key components.  First, Advisor  gathers
research  on  potential  investment  candidates.   Then
Advisor reviews certain fundamental attributes that  it
believes   a  "buy" candidate should possess.  Finally,
Advisor values companies by considering price to sales ratios and price to earnings ratios within a peer group. From this process, securities are selected and then purchased when their prices are within a pre-determined range.

     Under normal circumstances, the Fund will be fully
invested in common stocks, except that a small  portion
of  the  Fund's assets may be held in short-term  money
market   securities   and  cash.    Because   companies
considered by Advisor to be "emerging growth" are often
in  the same or related market sectors, the Fund may be
heavily  invested  in  a single sector.   In  addition,
because  the Fund is not subject to the diversification
rules of the Investment Company Act of 1940, as amended
("1940  Act"),  the  Fund may take large  positions  in
individual   companies.   For  more  information,   see
"Investment Strategy" and "Implementation of Investment
Objective."

What are the principal risks of investing in the Fund?

     Because the Fund will invest primarily in small-to-medium capitalization stocks, which are more volatile than investments in large companies, you should expect that the value of the Fund's shares will be more volatile than the shares of a fund that invests in large capitalization stocks. Thus, especially in the short term, the share price will fluctuate and may, at redemption, be worth more, or less, than the initial purchase price _ accordingly, you may lose money on your investment. In addition, because the Fund is not subject to the diversification rules of the 1940 Act, a larger percentage of the Fund's assets may be invested in fewer companies than is typical of other mutual funds, which may increase volatility. Because the Fund intends to qualify as a regulated investment company under federal income tax laws, it will, however, be subject to the diversification requirements of the Internal Revenue Code of 1986, as amended ("Code").

      Other risks associated with investing in the Fund include:

                   Certain  securities  may  be  difficult  or
       Liquidity   impossible  to sell at the time  and  price
       Risk:       that the Fund seeks.

       Market      The  market value of a security  will  move
       Risk:       up   and   down,  sometimes   rapidly   and
                   unpredictably due to sector rotation or other economic or market trends.

                   An  investment  opportunity may  be  missed
       Opportunity because   the  assets  necessary  to   take
       Risk:       advantage  of  it  are  tied  up  in   less
                   desirable investments.

       Management  A  strategy  used by Advisor  may  fail  to
       Risk:       produce the intended result.

For more information, see "Implementation of Investment
Objective."

Is an investment in the Fund appropriate for me?

     The Fund is suitable for long-term investors only.
It   is  not  a  short-term  investment  vehicle.    An
investment in the Fund may be appropriate if you:

         seek long-term capital appreciation;

         seek a mutual fund for the aggressive equity portion of your portfolio;

         have no immediate financial requirements for this investment; and

         are willing to accept a high degree of volatility.

      The Fund is designed for investors who have the financial ability to undertake greater risk in exchange for the potential to realize greater financial gains in the future.

   The Fund has no calendar year returns history to report.

FEES AND EXPENSES OF THE FUND

     The following table describes the fees and
expenses that you may pay if you buy and hold shares of
the Fund.
                                            Class A     Class C(1)    Class I
Shareholder Fees (fees paid
directly from your investment)

Maximum sales charge (load) imposed
  on purchases (as a percentage of
  offering price)                           3.50%(2)        None        None
Maximum   deferred  sales  charge
  (load) imposed on redemptions (as
  a percentage of amount redeemed)          1.00%(3)    1.00%(4)        None
Redemption fee (as a percentage of
  amount redeemed)(5)                           None        None    1.00%(6)

Annual Fund Operating Expenses
  (expenses that are deducted
  from Fund assets) (7)

Management fee                                 1.00%       1.00%       1.00%
Distribution and service (12b-1) fees(8)       0.35%       1.00%        None
Other expenses                                 0.46%    0.46%(9)       0.46%
  Total                                    1.81%(10)    2.46%(9)   1.46%(10)
____________
(1)The Class C shares are first being offered  to
   investors as of the date of this Prospectus.
(2)This  sales  charge  is  the maximum  applicable  to
   purchases of Class A shares.  You  may not  have  to
   pay  this  sales charge because waivers and  reduced
   sales    charges   are   available.     See    "Your
   Account_Class A Shares."
(3)A  contingent deferred sales charge ("CDSC")  of  1%
   may  be  imposed on redemptions of certain  Class  A
   shares  which were purchased without a sales  charge
   and  redeemed  within 24 months  of  purchase.   The
   CDSC is based on the lesser of the current value  or
   the  actual  purchase  price  of  the  shares  being
   redeemed  and is not imposed on shares  acquired  by
   reinvesting dividends or capital gains.   See  "Your
   Account_Class A Shares."
(4)A  CDSC  of  1%  may  be imposed on  redemptions  of
   certain Class C shares which are redeemed within  12
   months  of  purchase.   The CDSC  is  based  on  the
   lesser  of the current value or the actual  purchase
   price  of  the  shares  being redeemed  and  is  not
   imposed  on shares acquired by reinvesting dividends
   or   capital  gains.   See  "Your  Account_Class   C
   Shares."
(5)If you redeem shares by wire, you will be charged  a
   $12   service   fee.   See  "Your  Account_Redeeming
   Shares."
(6)A  redemption fee of 1% of the current market  value
   of   the   shares   redeemed  may  be   imposed   on
   redemptions of Class I shares made within 24  months
   of  purchase.   Redemption fees  are  paid  directly
   into Fund assets to help cover the costs that short-
   term  trading generates.  See "Your Account_Class  I
   Shares."
(7)Fund  operating  expenses  are  deducted  from  Fund
   assets  before  computing the daily share  price  or
   making  distributions.  As a  result,  they  do  not
   appear   on  your  account  statement,  but  instead
   reduce the amount of total return you receive.
(8)The  distribution  and service  fees  applicable  to
   Class  A  shares is currently set at 0.35%; however,
   the   Rule   12b-1   distribution  and   shareholder
   servicing  plan ("Plan") allows the Fund to  pay  up
   to  0.50%  in  these  fees.   The  distribution  and
   service fees applicable to Class C shares under  the
   Plan  is 1.00%, which is the amount currently  being
   paid   by   the  Fund.   Further,  while  the   Fund
   currently   has   no   intention   of   paying   any
   distribution  or  service  fees  for  the  Class   I
   shares, the Plan allows the Fund to pay up to  0.50%
   in  these fees.  Because these fees are paid out  of
   the  Fund's assets on an on-going basis,  over  time
   these   fees   will  increase  the  cost   of   your
   investment  and may cost you more than paying  other
   types of sales charges. For information relating  to
   the   Plan,   see  "Your  Account_Distribution   and
   Shareholder Servicing Plan."
(9)"Other  expenses" for the Class C shares  have  been
   estimated.   For  the fiscal year  ending  September
   30,   1999,   Advisor  has  agreed  to   waive   its
   management   fee   and/or   reimburse   the   Fund's
   operating  expenses  to  the  extent  necessary   to
   ensure that the total annual operating expenses  for
   the  Class  C  shares do not exceed 2.15%.   "Total"
   expenses   are   presented  before  waivers   and/or
   reimbursements.   If  waivers and/or  reimbursements
   are   included   in  the  calculation   of   "Total"
   expenses,  "Other  expenses"  and  "Total"  for  the
   Class   C   shares   would  be  0.15%   and   2.15%,
   respectively.    For  additional  information,   see
   "Fund Management and Distribution_Management."
 (10)    For the fiscal year ended September 30,  1998,
   Advisor  agreed to waive its management  fee  and/or
   reimburse  the  Fund's  operating  expenses  to  the
   extent  necessary  to  ensure  that  (i)  the  total
   annual  operating expenses for the  Class  A  shares
   would  not  exceed 1.50% and (ii) the  total  annual
   operating expenses for the Class I shares would  not
   exceed  1.15%.  Advisor has agreed to continue  this
   waiver/reimbursement  policy  for  the  fiscal  year
   ending  September  30, 1999.  "Total"  expenses  are
   presented  before  waivers.  If  these  waivers  are
   included  in  the  calculation of  "Total"  expenses
   (i.e.,   if  actual  "Total"  expenses  are  shown),
   "Management fee" and "Total" for the Class A  shares
   would   be   0.69%  and  1.50%,  respectively,   and
   "Management fee" and "Total" for the Class I  shares
   would   be  0.69%  and  1.15%,  respectively.    For
   additional information, see "Fund Management and Distribution_Management."

Example

     The  following  Example is intended  to  help  you
compare the cost of investing in the Fund with the cost
of  investing  in  other  mutual  funds.   The  Example
assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you have a 5% return each year and that the Fund's total annual operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

                     1 Year  3 Years  5 Years 10 Years

     Class A(1)       $527    $899   $1,295   $2,401
     Class A(2)       $284    $570   $  981   $2,127
     Class I(3)       $253    $462   $  798   $1,747
     Class C(4)       $339    $736   $1,260   $2,696

      You would pay the following expenses if you did not redeem your shares:

                    1 Year  3 Years  5 Years 10 Years

     Class A(1)      $527    $899   $1,295   $2,401
     Class I         $149     $462  $  798   $1,747
     Class C         $239     $736  $1,260   $2,696

     __________

     (1)Only the 3.50% maximum sales charge
        imposed on purchases of Class A shares is reflected in the Example.
     (2)Only the 1% CDSC imposed on certain
        redemptions of Class A shares is reflected in the Example.
     (3)The 1% redemption fee imposed on certain redemptions of Class I shares is reflected in the Example.
     (4)The 1% CDSC imposed on certain redemptions of Class C shares is reflected in the Example.


INVESTMENT OBJECTIVE

      The  Fund's investment objective is to seek long-
term   capital   appreciation.   Under  normal   market
conditions,  the  Fund  will attempt  to  achieve  this
objective  by investing at least 65% of its  assets  in
common   stocks  of  emerging  and  re-emerging  growth
companies.   The  Fund  may also hold  cash  and  money
market instruments to provide the Fund with liquidity and flexibility.


INVESTMENT STRATEGY

     In  managing  the Fund's portfolio, Advisor  seeks
investments  in emerging growth companies that  have  a
small-to-medium  market  capitalization.   A  small-cap
company would typically have a market capitalization of
up to $1 billion, while a medium-cap company would have
a market capitalization of up to $3 billion.  Advisor's
general  strategy  is  to  be fully  invested,  holding
securities for their long-term growth potential over  a
three-  to  five-year time frame.  Companies considered
by  Advisor  to be "emerging growth" are often  in  the
same or related market sectors.  Thus, the Fund may  be
heavily  invested  in  a single sector.   However,  one
sector,   like   technology,   may   include   numerous
subsectors   or   industries,  like  networking,   data
storage, software applications, semiconductors,  voice-
processing,  or wireless.  The Fund may be concentrated
in  one  sector, while being diversified among  several
industries.   In  addition, the  Fund  may  take  large
positions  in individual companies.  To the extent  the
Fund  concentrates its investments in this way, it will
be  more  susceptible  to adverse economic,  political,
regulatory,   or  market  developments  affecting   the
sector, industry, or individual company in which the Fund has invested.

     When making purchase decisions for the Fund, Advisor uses a "buy discipline" that involves three key components:

       Research

       Advisor    gathers   research    on    potential
       investment  candidates from a  wide  variety  of
       sources.    To   further   qualify   prospective
       investments,   it   analyzes  information   from
       corporate contacts, industry conferences, and visits with company management.

       Fundamentals

       Once  the  research  phase is complete,  Advisor
       reviews  certain fundamental attributes that  it
       believes   a  "buy"  candidate  should  possess,
       including   (i)   management  excellence,   (ii)
       leading  industry  position  or  product,  (iii)
       projected annual revenue or sales growth of  15%
       or  more and projected earnings growth of 20% or
       more,  (iv)  significant investment in  research
       and   development,  and  (v)  strong   financial
       position including a low debt to total capital ratio.

       Valuation

       Finally,    Advisor    values    companies    by
       considering price to sales ratios and  price  to
       earnings  ratios  within  a  peer  group.    For
       companies with earnings, the price to earnings ratio relative to a company's forecasted growth rate is the most important measure in Advisor's quantitative analytical process.

     Advisor  then constructs a list of securities  for
the  Fund  and  purchases them when  their  prices  are
within  a  pre-determined range.   Advisor  continually
monitors companies for variations from expectations.

     Advisor makes sell decisions for the Fund based on
a    number    of    factors,   including   significant
deterioration in a company's underlying fundamentals, strong price appreciation suggesting an overweighted position or overvalued security, change in theme or sector orientation, or better relative value in other securities.


IMPLEMENTATION OF INVESTMENT OBJECTIVE

     In implementing its investment objective, the Fund
may  invest  in the following securities  and  use  the
following   investment  techniques.   Some   of   these
securities and investment techniques involve special risks, which are described below, elsewhere in this Prospectus, and in the Fund's SAI.

Common Stocks and Other Equity Securities

      The  Fund will invest in common stocks and  other
equity securities.  Other equity securities may include
depositary  receipts or shares and warrants  and  other
securities  convertible  or  exchangeable  into  common
stock.   Common  stocks  and  other  equity  securities
generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed-income securities.

Small Capitalization Companies

      The Fund will invest a substantial portion of its
assets in the common stocks of small companies.   While
companies with a smaller market capitalization have the
potential  for  significant capital  appreciation,  the
equity  securities  of  these  companies  also  involve
greater  risks than larger, more established companies.
Small-cap  companies may lack the management experience
or depth, financial resources, product diversification,
and  competitive strength of large-cap companies.   The
market for small-cap securities is generally less liquid and subject to greater price volatility than the market for large-cap securities.

Non-Diversification and Sector Concentration

     As a "non-diversified" fund, the Fund invests in a
more  limited  number of companies  than  "diversified"
mutual  funds.   However, for income tax purposes,  the
Fund (i) may not invest more than 25% of its assets  in
the  securities of any one company or in the securities
of  any  two or more companies controlled by  the  Fund
which may be deemed to be engaged in the same, similar,
or  related trades or businesses and (ii) with  respect
to  50% of its assets, may not invest more than  5%  of
its assets in the securities of any one company and may
not  own  more  than  10%  of  the  outstanding  voting
securities  of  a  single company.  Thus,  as  a  "non-
diversified" fund, the Fund may invest up to 50% of its
assets in the securities of as few as two companies, up
to  25% each, so long as the Fund does not control  the
two  companies  and the two companies  are  engaged  in
different businesses.  The Fund may also invest  up  to
50%  of  its assets in the securities of as few as  ten
companies, up to 5% each, so long as the Fund does  not
own  in  excess  of  10%  of any company's  outstanding
voting   stock.    Non-diversification   involves    an
increased risk of loss to the Fund when the market value of a security declines.

     The  Fund intends to invest more than 25%  of  its
assets in securities of companies in one or more market
sectors, such as technology or health-care services.  A
market  sector may be made up of companies in a  number
of   different   industries.   The   Fund   will   only
concentrate  its  investments in  a  particular  market
sector   if   Advisor  believes  that   the   potential
investment   return  justifies  the   additional   risk
associated with concentration in that sector.

Temporary Strategies

     Prior to investing the proceeds from sales of Fund
shares,  to  meet  ordinary daily cash  needs,  and  to
retain  the flexibility to respond promptly to  changes
in  market and economic conditions, the Fund  may  hold
cash  and/or invest all or a portion of its  assets  in
money  market instruments, which are short-term  fixed-
income  securities issued by private  and  governmental
institutions.  It is impossible to predict when or  for
how  long Advisor may employ these strategies  for  the
Fund.   To the extent the Fund engages in any of  these
temporary strategies, the Fund may not achieve its investment objective.



PRIOR PERFORMANCE OF INVESTMENT ADVISOR

     The  following  tables and charts  show  Advisor's
historical  composite performance data for all  actual,
fee  paying, discretionary private accounts managed  by
Advisor  that  have  investment  objectives,  policies,
strategies, and risks substantially similar to those of
the  Fund.  Since inception of Advisor on June 30, 1990
through  September 1998, these accounts have  shown  an
annual   return  of  approximately  22%.   The  private
accounts  that are included in Advisor's composite  are
not  subject to the same types of expenses to which the
Fund  is  subject nor to the specific tax  restrictions
and  investment limitations imposed on the Fund by  the
Code  and  the 1940 Act.  Consequently, the performance
results   for  Advisor's  composite  could  have   been
adversely affected if the private accounts included  in
the   composite   had  been  regulated  as   investment
companies under the federal tax and securities laws.

     Advisor's   performance   information   has   been
calculated in accordance with recommended standards  of
the  Association for Investment Management and Research
("AIMR"),  retroactively applied to all  time  periods.
All returns presented were calculated on a total return
basis  and include all dividends and interest, if  any,
accrued  income,  if any, and realized  and  unrealized
gains and losses.  All returns reflect the deduction of
investment  advisory fees, brokerage  commissions,  and
execution  costs  paid  by Advisor's  private  accounts
without  provision for federal or state  income  taxes.
Custodial  fees,  if  any, were  not  included  in  the
calculation.   If  custodial fees  had  been  included,
Advisor's  performance  would have  been  lower.   Also
excluded  from  the  returns  are  expenses  and  fees,
including  the advisory fee and any sales or redemption
charges, that an investor in the Fund will bear,  since
the  performance data presented does not represent  the
performance  of  the Fund.  If such expenses  and  fees
were  included, Advisor's performance would  have  been
lower.    Cash   and   equivalents  are   included   in
performance   returns.   Total  return  is   calculated
monthly in accordance with the "time-weighted" rate  of
return  method  provided  for by  the  AIMR  standards,
accounted  for on a trade-date and accrual  basis.   No
leveraged positions were utilized. Principal additions and withdrawals are weighted in computing the monthly returns based on the timing of these transactions. The monthly returns are geometrically linked to derive annual total returns.

     Also  included  in  the first table  below  is  an
annual measure of Advisor's composite dispersion.   The
measure   of   composite  dispersion  illustrates   the
internal risk associated with accounts included in the composite.

     The following data is provided to illustrate the past performance of Advisor in managing accounts which are substantially similar to the Fund as measured against specified market indices and does not represent the performance of the Fund. You should not consider this performance data as an indication of the future performance of the Fund or Advisor.

          Private Account Performance History

     Year  1st Qtr  2nd Qtr  3rd Qtr  4th Qtr  Annual    Annual
                                               Return   Dispersion

     1990       *        *  -26.89%   28.72%         *       *
     1991  32.80%    4.35%   10.68%   31.51%   101.42%   47.3%
     1992 -10.76%   -4.18%   17.49%   33.80%    34.43%   27.5%
     1993  -2.37%   30.38%   21.19%    2.74%    58.49%   22.9%
     1994 -10.53%   -6.70%   22.14%   23.52%    25.95%   12.6%
     1995   5.32%   17.00%   13.96%   -7.16%    30.37%   10.4%
     1996  -0.37%    9.54%    1.12%    0.20%    10.58%    9.2%
     1997 -16.48%   26.12%   21.04%  -21.58%    -0.02%    7.8%
     1998   5.29%   -8.32%  -26.40%        *         *       *

1 Year Rate of Return (9/30/97-9/30/98)        -44.29%
3 Year Rate of Return - Annualized
  (9/30/95-9/30/98)                             -9.99%
5 Year Rate of Return - Annualized               5.79%
  (9/30/93-9/30/98)
Since Inception - Annualized (6/30/90-9/30/98)  22.16%

* Not applicable


                Growth of a Unit Value
       June 30, 1990 through September 30, 1998

     The graphic on page 8 of the Prospectus contains a chart which plots the growth of $10,000 invested on June 30, 1990. The graphic compares Advisor's composite performance of this investment to the Russell
2000. The plot points for the graphic are as follows
(numbers are in thousands):

     Time Period           Advisor      Russell 2000
                06-30-90   $10.00         $10.00
    06-30-90 to 09-30-90     7.31           7.49
    09-30-90 to 12-31-90     9.41           7.82
    12-31-90 to 03-31-91    12.50          10.11
    03-31-91 to 06-30-91    13.04           9.90
    06-30-91 to 09-30-91    14.43          10.65
    09-30-91 to 12-31-91    18.98          11.23
    12-31-91 to 03-31-92    16.94          12.05
    03-31-92 to 06-30-92    16.23          11.15
    06-30-92 to 09-30-92    19.07          11.41
    09-30-92 to 12-31-92    25.52          13.07
    12-31-92 to 03-31-93    24.91          13.55
    03-31-93 to 06-30-93    32.48          13.80

     Time Period           Advisor      Russell 2000

    06-30-93 to 09-30-93   $39.36         $14.96
    09-30-93 to 12-31-93    40.44          15.29
    12-31-93 to 03-31-94    36.18          14.85
    03-31-94 to 06-30-94    33.76          14.21
    06-30-94 to 09-30-94    41.23          15.14
    09-30-94 to 12-31-94    50.93          14.80
    12-31-94 to 03-31-95    53.64          15.42
    03-31-95 to 06-30-95    62.76          16.77
    06-30-95 to 09-30-95    71.52          18.35
    09-30-95 to 12-31-95    66.40          18.68
    12-31-95 to 03-31-96    66.15          19.56
    03-31-96 to 06-30-96    72.46          20.50
    06-30-96 to 09-30-96    73.28          20.48
    09-30-96 to 12-31-96    73.42          21.44
    12-31-96 to 03-31-97    61.32          20.26
    03-31-97 to 06-30-97    77.34          23.44
    06-30-97 to 09-30-97    93.61          26.83
    09-30-97 to 12-31-97    73.41          25.84
    12-31-97 to 03-31-98    77.30          28.42
    03-31-98 to 06-30-98    70.87          27.05
    06-30-98 to 09-30-98    52.16          21.50


         Average Annualized Return in Percent

   Period Ending
 September 30, 1998    Advisor Composite        Russell 2000
                          Performance
       1 Year              -44.29%                 -19.88%
       2 Years             -15.64%                   2.45%
       3 Years              -9.99%                   5.42%
       4 Years               6.05%                   9.15%
       5 Years               5.79%                   7.53%
       6 Years              18.25%                  11.14%
       7 years              20.14%                  10.55%
       Since Inception*     22.16%                   9.72%

 *June 30, 1990.

               Annualized Rate of Return
       June 30, 1990 through September 30, 1998

     The graphic on page 9 of the Prospectus contains a bar chart which shows the annualized rate of return from June 30, 1990 through September 30, 1998 for the
Advisor composite (22.16%) versus the NASDAQ OTC Index
(17.05%), the Russell 2000 (9.72%), and the S&P 500
Index (16.46%).

FINANCIAL HIGHLIGHTS OF THE FUND

     The financial highlights table is intended to help
you understand the Fund's financial performance for the
fiscal year beginning October 1, 1997 (commencement  of
operations) and ending September 30, 1998.   The  total
returns presented in the table represent the rate  that
an  investor would have earned on an investment in  the
Fund  for  the stated period (assuming reinvestment  of
all  dividends  and distributions and  excluding  sales
charges).   This information has been audited  by  KPMG
Peat  Marwick  L.L.P.,  whose report,  along  with  the
Fund's financial statements, are included in the Fund's
annual  report, which is available upon  request.   The
information below is for the Fund's Class A and Class I
shares  only.   The  Fund's Class  C  shares  were  not
offered until the date of this Prospectus.

                                                  Fiscal Year Ended
                                                    September   30,
                                                           1998
                                                    Class A      Class I
(For a share outstanding through the fiscal year)
Net asset value, beginning of year                   $10.00       $10.00
Income from investment operations:
     Net investment loss                          (0.09)(1)    (0.06)(1)
     Net realized and unrealized
       losses on investments                         (4.10)       (4.10)
Total from investment operations                     (4.19)       (4.16)

Net asset value, end of year                         $ 5.81       $ 5.84

Total return                                    (41.90)%(2)     (41.60)%

(Supplemental data and ratios)
Net assets, end of year (000's)                    $216,533      $27,577
Ratio of expenses to average
  net assets                                       1.50%(3)     1.15%(3)
Ratio of net investment (loss) to
  average net assets                             (1.30)%(4)   (0.95)%(4)
Portfolio turnover rate                            19.7%(5)     19.7%(5)
________________________
(1) Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to considerations of adjustments for permanent book and tax differences.
(2)  Total return excludes sales charges.
(3) Absent voluntary fee waivers, the ratio of expenses to average net assets would have been 1.81% and 1.46% for the year ended September 30, 1998, for Class A and Class I, respectively.
(4)  Absent  voluntary fee  waivers, the ratio of net investment
  (loss) to average net assets would have been (1.61%) and (1.26%) for the year ended September 30, 1998, for Class A and Class I, respectively.
(5) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

FUND MANAGEMENT AND DISTRIBUTION

Management

     The  Fund  has entered into an Investment Advisory
Agreement with Advisor under which Advisor manages the Fund's investments and business affairs, subject to the supervision of the Fund's Board of Directors.

     Advisor.  Advisor was organized in March 1990  and
serves   as   investment  advisor  to  individual   and
institutional  clients.  Under the Investment  Advisory
Agreement,  the Fund pays Advisor an annual  management
fee  of  1.00% of the Fund's average daily  net  assets
attributable to each class of shares.  The advisory fee
is accrued daily and paid monthly.  For the fiscal year
ended  September 30, 1998, Advisor agreed to waive  its
management fee and/or reimburse Fund operating expenses
to  the  extent necessary to ensure that (i) the  total
annual operating expenses for the Class A shares  would
not  exceed 1.50% of average daily net assets and  (ii)
the  total  annual operating expenses for the  Class  I
shares  would  not  exceed 1.15% of average  daily  net
assets.    Advisor   has  agreed   to   continue   this
waiver/reimbursement policy for the fiscal year  ending
September  30, 1999.  Advisor has also agreed  for  the
fiscal  year  ending September 30, 1999  to  waive  its
management fee and/or reimburse Fund operating expenses
to the extent necessary to ensure that the total annual
operating expenses for the Class C shares do not exceed
2.15%  of average daily net assets.  After fiscal 1999,
Advisor may from time to time voluntarily (but  is  not
required  to) waive all or a portion of its fee  and/or
reimburse all or a portion of class operating expenses.
Any  waivers or reimbursements will have the effect  of
lowering  the overall expense ratio for the  applicable
class and increasing its overall return to investors at
the   time   any   such  amounts  were  waived   and/or
reimbursed.

     Under the Investment Advisory Agreement, not  only
is  Advisor  responsible for management of  the  Fund's
assets,   but  also  for  portfolio  transactions   and
brokerage.

     Investment    Committee.    Advisor's    Portfolio
Management Committee is primarily responsible  for  the
day-to-day  management  of  the  Fund's  assets.    The
Portfolio  Management Committee is headed by  LeRoy  C.
Kopp,  the  President and Chief Investment  Officer  of
Advisor.    The   Portfolio  Management  Committee   is
assisted  in its efforts by a team of research analysts
and  associates.   The  Portfolio Management  Committee
makes all investment decisions for the Fund by majority vote.

Custodian, Transfer Agent, and Administrator

     Firstar Bank Milwaukee, N.A. acts as custodian  of
the  Fund's  assets.   Firstar  Mutual  Fund  Services,
L.L.C. serves as transfer agent for the Fund ("Transfer
Agent") and as the Fund's administrator.  Firstar  Bank
Milwaukee,  N.A.  and  Firstar  Mutual  Fund  Services,
L.L.C.  are  affiliated entities and  are  collectively
referred  to in this Prospectus as "Firstar."   Firstar
serves as custodian, transfer agent, administrator, or some combination thereof, to over 469 mutual funds, representing approximately $81 billion in total assets.

Distributor

     Centennial   Lakes  Capital,  Inc.,  a  registered
broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"), acts as distributor of the Fund's shares ("Distributor"). As compensation for its services, the Distributor may retain all or a portion of (i) the initial sales charge from purchases of Class A shares, (ii) the CDSC from redemptions of Class A and Class C shares, if applicable, and (iii) the distribution and service fees payable with respect to Class A and Class C shares.

     From  time  to time, the Distributor may implement
programs   that   offer  additional   compensation   in
connection  with sales of Class A and Class  C  shares.
In  some  instances,  this  compensation  may  be  made
available  only  to  certain qualifying  brokers  whose
representatives  have  sold or  are  expected  to  sell
significant  amounts of shares.  All of  such  payments
will  be made by the Distributor out of its own assets.
These  programs will not change the price you will  pay
for  shares  or the amount that the Fund  will  receive
from  such  a  sale.   No such programs  or  additional
compensation  will be offered to the extent  that  they
are  prohibited by the laws of any state or  any  self-
regulatory   agency   with   jurisdiction   over    the
Distributor, such as the NASD.

YOUR ACCOUNT

Choosing a Class

     The Fund offers three classes of shares:  Class A,
Class  C  and Class I.  Class A and Class C shares  are
designed for "retail" investors, with a minimum initial
investment  of $5,000 ($2,000 for retirement accounts).
Class   I   shares  are  designed  for  "institutional"
investors,  with  a minimum initial  investment  of  $5
million.  Each class has its own cost structure.

      Class A                   Class C                Class I

  Front-end sales          No front-end              No front-
  charge with break        sales charge.             end sales
  points and certain                                 charge.
  exceptions.
                           Contingent
  Contingent               deferred sales charge     Redemption fee
  deferred sales           imposed on certain        payable on
  charge imposed on        redemptions.              certain
  certain redemptions.                               redemptions.

                           Current                   No
   Current                 distribution and          current
  distribution and         service expenses          distribution
  service expenses         equal to 1.00% of         and service
  equal to 0.35% of        average net assets.       expenses.
  average net assets.


Class A Shares

     Class A shares are offered and sold on a continual basis at the next offering price ("Offering Price"), which is the sum of the net asset value per share
(computed after the purchase order and funds are received by the Transfer Agent) and the sales charge indicated below:

                                             Total
                                Sales Charge


                                 As a            As a
     Your Investment          Percentage      Percentage
                             of Offering       of Your
                                Price        Investment

     Up to $99,999-             3.50%           3.63%
     $100,000-$249,999          3.00%           3.09%
     $250,000-$499,999          2.00%           2.04%
     $500,000-$999,999          1.00%           1.01%
     $1,000,000-$4,999,999       None            None

     No  sales charge is imposed on the reinvestment of
dividends or capital gains.  For information on how  to
reduce  the  sales charge or to determine  whether  you
qualify  to  purchase shares at net  asset  value,  see
"_Class   A   Front-End  Sales   Charge   Waivers   and
Reductions," below.  Class A shares are also  currently
subject  to  distribution  and  service  fees   in   an
aggregate amount of 0.35% of the average daily net assets attributable to such shares, although the Plan, which is described in more detail under "_Distribution and Shareholder Servicing Plan," permits the payment of up to 0.50% in such fees.

     Investments in Class A shares above $1 million are
not assessed an initial sales charge.  However, you may
be  charged  a  1%  CDSC on shares redeemed  within  24
months of purchase.  The imposition of the CDSC may  be
waived  by the Distributor.  See "_Class A and Class  C
CDSC  Waivers," below.  For purposes of the  CDSC,  all
purchases  made during a calendar month are counted  as
having  been made on the last day of that  month.   The
CDSC is based on the lesser of the current value or the
actual Offering Price of the shares being redeemed, and
is   not   imposed  on  shares  acquired  through   the
reinvestment of dividends or capital gains.   To  avoid
the imposition of the CDSC, the Fund will first redeem any shares held in your account that are not subject to the CDSC and then redeem shares in the order in which they were purchased.

Class C Shares

     Class C shares are offered and sold on a continual
basis  at  their  net asset value (computed  after  the
purchase  order and funds are received by the  Transfer
Agent) without any initial sales charge.  However,  you
may  may be charged a 1% CDSC on shares redeemed within
12  months of purchase.  The imposition of the CDSC may
be  waived by the Distributor.  See "_Class A and Class
C  CDSC Waivers," below.  For purposes of the CDSC, all
purchases  made during a calendar month are counted  as
having  been made on the last day of that  month.   The
CDSC is based on the lesser of the current value or the
initial  purchase price of the shares  being  redeemed,
and  is  not  imposed  on shares acquired  through  the
reinvestment of dividends or capital gains.   To  avoid
the  imposition of the CDSC, the Fund will first redeem
any shares held in your account that are not subject to
the  CDSC and then redeem shares in the order in  which
they were purchased.   The Fund has also adopted a Rule
12b-1 plan with respect to the Class C shares pursuant to which the Fund pays distribution and service fees in an aggregate amount of 1.00% of the average daily net assets attributable to such shares. See "_Distribution and Shareholder Servicing Plan" for more information.

Class I Shares

     Class I shares are offered and sold on a continual
basis  at  their  net asset value (computed  after  the
purchase  order and funds are received by the  Transfer
Agent) without any initial sales charge.  However,  you
may  be charged a redemption fee of 1% of the value  of
the  shares  redeemed  on redemptions  made  within  24
months  of  purchase.  The imposition of the redemption
fee  may  be  waived  by  the Fund.   In  addition,  as
described  in  more  detail  under  "_Distribution  and
Shareholder  Servicing Plan," the Fund  has  adopted  a
Rule  12b-1  plan with respect to the  Class  I  shares
which   permits  the  payment  of  up   to   0.50%   in
distribution and service fees. For the foreseeable future, however, the Fund has no intention of paying any distribution or service fees in connection with the Class I shares.

Class A Front-End Sales Charge Waivers and Reductions

     Waivers  for  Certain  Investors.   The  following
individuals and institutions may purchase Class A shares without any initial sales charge:

       certain retirement plans, such as profit-sharing, pension, 401(k), and simplified employee pension plans (SEP's and SIMPLE's), subject to minimum requirements with respect to the number of employees or amount of purchase, which may be established by the Distributor (currently, those criteria require that the employer establishing the plan have 200 or more eligible employees or that the amount invested total at least $1 million within 13 months of the initial investment);

       persons who have taken a distribution from a retirement plan invested in Class A, Class C or Class I shares of the Fund, to the extent of the distribution;
       provided that the distribution is reinvested within 90 days of the payment date;

       government entities that are prohibited from paying mutual fund sales charges;

       registered broker-dealers who have entered into a selling or service agreement with the Distributor and who have achieved certain sales objectives of the Fund, for their investment accounts only, and certain employees of such broker-dealers, and their spouses, children, grandchildren, and parents, in accordance with the internal policies and procedures of the employing broker-dealer;

       owners of private accounts managed by Advisor who are no longer eligible for separate account management by Advisor and who completely liquidate their private account and purchase Fund shares with the proceeds within 90 days of the liquidation;

       trust companies investing $1 million or more for common trust or collective investment funds;

       registered investment companies;

       any person who purchases shares of the Fund with redemption proceeds from a money market fund; provided that this sales charge waiver is only available (i) to persons who immediately prior to their investment in the money market fund were shareholders of the Fund,
       (ii) to the extent of the investment in the money market fund being redeemed, and (iii) for one suc purchase within 12 months of redemption;

       "wrap accounts" for the benefit of clients of registered broker-dealers having a selling or service agreement with the Distributor; and

       any person who purchases shares of the Fund with redemption proceeds from a registered investment company other than the Fund and on which the investor paid either a front-end sales charge or a contingent deferred sales charge; provided that the proceeds are invested in the Fund within ten days of the redemption.

     Please contact your investment professional, the Distributor, or the Transfer Agent for more information on purchases at net asset value.

     Reducing Sales Charges. If you are not eligible for a waiver, there are two ways that you can combine multiple purchases of Class A shares to take advantage of the breakpoints in the sales charge schedule:
namely, you may participate in the Fund's Right of Accumulation program or execute a Letter of Intent.
Both options are described in detail in the SAI.

Class A and Class C CDSC Waivers

      The primary purpose of the CDSC is to encourage long-term investing in the Fund. Accordingly, the CDSC on Class A and Class C shares may be waived if:

       the redemption results from the death or a total and permanent disability of the shareholder which occurs after the purchase of the shares being redeemed;
       or

       the selling broker-dealer elects to waive receipt of the commission normally paid at the time of sale.

Distribution and Shareholder Servicing Plan

     The Fund has adopted a plan pursuant to Rule 12b-1
under the 1940 Act ( "Plan") with respect to each class
of  shares  pursuant to which certain distribution  and
shareholder   servicing  fees  may  be  paid   to   the
Distributor.  Under the terms of the Plan, the Class  A
and   Class  I  shares  may  be  required  to  pay  the
Distributor  (i) a distribution fee for  the  promotion
and  distribution  of shares of  up  to  0.25%  of  the
average  daily  net assets of the Fund attributable  to
each  class  (computed on an annual basis) and  (ii)  a
shareholder servicing fee for personal service provided
to shareholders of up to 0.25% of the average daily net
assets of the Fund attributable to each class (computed
on  an  annual  basis). Payments under  the  Plan  with
respect  to  Class  A shares are currently  limited  to
0.35%, which
represents a 0.10% distribution fee and  a
0.25% shareholder servicing fee; the Fund currently has
no   intention  of  paying  any  Rule  12b-1  fees   in
connection  with  the Class I shares.   The  Plan  also
provides that the Class C shares may be required to pay
the  Distributor (i) a distribution fee of up to  0.75%
of   the   average  daily  net  assets  of   the   Fund
attributable  to  such  class (computed  on  an  annual
basis)  and (ii) a shareholder servicing fee of  up  to
0.25%  of  the  average daily net assets  of  the  Fund
attributable  to  such  class (computed  on  an  annual
basis).   The  Fund currently intends to make  payments
under the Plan with respect to the Class C shares to the maximum extent allowable under the Plan.

Investing in the Fund

     Before  opening an account and investing  in  Fund
shares,    you    should   contact   your    investment
professional.  Then, you should:

     (1)  Read this Prospectus carefully.

     (2)  Determine how much you would like to  invest.
          The minimum initial investment requirements are:

          (a)  Class A and Class C shares:

                   Non-retirement account:            $5,000

                   Retirement account:                $2,000

                   Subsequent investments:            $100 or more

                   Automatic Investment Plan ("AIP"): $3,000
                   (to maintain the plan, you must
                   invest at least $50 per month)

          (b)  Class I shares:

                   All accounts:                      $5 million

                   Subsequent investments:            No minimum

          The  Fund  may change or waive these minimums
          at  any  time; you will be given at least  30
          days' notice of any increase in the minimum dollar amount of purchases.

     (3)  Complete the appropriate parts of the account
          application,    carefully    following    the
          instructions. If you have questions, please contact your investment professional or the Fund at 1-888-533-KOPP. Account applications will be accepted by the Distributor, the Transfer Agent, or investment professionals who have entered into a selling or service agreement with the Distributor.

     (4)  Make   your  initial  investment,   and   any
          subsequent    investments,   following    the
          instructions set forth below.

Buying Shares

      Opening an Account. You may open an account by completing an account application and paying for your shares by check or wire. You may also open an account using the Fund's exchange privilege, which is discussed in detail in the SAI. All new account applications should be given to your investment professional or forwarded to the Distributor or the Transfer Agent, whose addresses appear on the inside back cover page of this Prospectus. A confirmation indicating the details of each purchase transaction will be sent to you promptly.

     By check

       Make out a check for the investment amount, payable to "Kopp Emerging Growth Fund." Payment should be made in U.S. funds by check drawn on a U.S. bank, savings and loan, or credit union. Neither cash nor third-party checks will be accepted.

       You may be charged a transaction fee in addition to the sales charge with respect to Class A shares sold by certain broker-dealers. Certain broker-dealers may also charge a transaction fee for purchases of Class C shares.

       If your check does not clear, you will be charged a $20 service fee. You will also be responsible for any losses suffered by the Fund as a result.

       All applications to purchase Fund shares are subject to acceptance by the Fund and are not binding until so accepted. The Fund reserves the right to decline to accept a purchase application in whole or in part.

     By wire

       Instruct your bank to use the following instructions when wiring funds:

          Wire to:       Firstar Bank Milwaukee, N.A.
                         ABA Number 075000022

          Credit:        Firstar Mutual Fund Services, L.L.C.
                         Account 112-952-137

  Further credit:        Kopp Emerging Growth Fund
                         (class of shares being purchased)
                         (shareholder account number)
                         (shareholder name/account registration)

       Please call 1-888-533-KOPP prior to wiring any funds to notify the Transfer Agent that the wire is coming and to confirm the wire instructions.

       The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

     Adding to an Account. You may add to your account by check or wire. You may also add to your account using the Fund's exchange privilege. Please see the SAI for more information. A confirmation indicating the details of each subsequent purchase transaction will be sent to you promptly.

     By check

       Make out a check for the investment amount, payable to "Kopp Emerging Growth Fund." Neither cash nor third-party checks will be accepted.

       Fill out the detachable investment slip from an account statement or send a note specifying your account number and the name(s) in which the account is registered.

       Deliver the check and your investment slip or note to your investment professional, the Distributor, or the Transfer Agent.

     By wire

       Follow the wire instructions used to open an account.

     Automatic    Investment   Plan.    The   Automatic
Investment Plan ("AIP") is a method of using dollar cost averaging, which is an investment strategy that involves investing a fixed amount of money at a regular time interval. By always investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. The AIP allows you to make regular, systematic investments in Class A or Class C shares of the Fund from your bank checking account. The minimum initial investment for investors using the AIP is $3,000. Please refer to the SAI for instructions as to how you may establish the AIP for your account, or call 1-888-533-KOPP.

     Special  Note on Investing in the Fund.  When  the
Fund's assets total $1 billion, no new accounts,  other
than  certain  qualified  retirement  plans,  will   be
accepted. If you are a shareholder of record at that time, however, you will be able to continue to add to your account through new purchases, including purchases through reinvestment of dividends or capital gains distributions.

Redeeming Shares

     To  Redeem  Some or All of Your Shares.   You  may
request  redemption of part or all of your Fund  shares
at any time.  The price per share will be the net asset
value  next computed (less the redemption fee or  CDSC,
if applicable) after the time the redemption request is
received  in  proper form by the Transfer  Agent.   See
"Valuation of Fund Shares."  Because the Fund does  not
consider  the U.S. Postal Service or other  independent
delivery services to be its agents, deposit in the mail
or  with  such  services, or receipt  at  the  Transfer
Agent's  post  office box, of redemption requests  does
not constitute receipt by the Transfer Agent.  The Fund
normally will mail your redemption proceeds within  one
or  two business days and, in any event, no later  than
seven business days after receipt by the Transfer Agent
of  a  redemption request in good order.  However,  the
Fund may hold payment until investments which were made
by  check, telephone, or pursuant to the AIP have  been
collected  (which  may take up  to  15  days  from  the
initial  investment date).  Redemptions may be made  by
written  request,  telephone, or wire.   You  may  also
redeem shares using the Fund's exchange privilege, as discussed in the SAI.

     By written request

       Write a letter of instruction indicating the Fund name, your share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.

       Include all signatures and any additional documents that may be required. See "Redeeming
       Shares_Special Situations," below.

       Forward the materials to the Transfer Agent.

       A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

     By telephone

       Fill out the "Telephone Redemption" section of your new account application.

       To place your redemption request, please call
       1-888-533-KOPP.

       Redemption requests by telephone are available for redemptions of $1,000 to $75,000. Redemption requests for less than $1,000 or more than $75,000 must be in writing.

       Proceeds redeemed by telephone will be mailed or wired only to your address or bank of record as shown on the records of the Transfer Agent.

       In order to arrange for telephone redemptions
       after an account has been opened or to change the bank, account, or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. The request must be signed by each shareholder of the account, with the signatures guaranteed. Further documentation may be requested from corporations, executors, administrators, trustees,
       and  guardians.   See "Redeeming  Shares_Special
       Situations," below.

       The Fund reserves the right to refuse any request made by telephone and may limit the amount involved or the number of telephone redemptions.

       Once you place a telephone redemption request, it cannot be canceled or modified.

       Neither the Fund nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone. Accordingly, you bear the risk of loss. However, the Fund will use reasonable procedures to ensure that instructions received by telephone are genuine, including recording
       telephonic  transactions  and  sending   written
       confirmation of such transactions to investors.

       You may experience difficulty in implementing a telephone redemption during periods of drastic economic or market changes. If you are unable to contact the Transfer Agent by telephone, you may also redeem shares by written request, as noted above.

     By wire

       Fill out the "Telephone Redemption" section of your new account application.

       To verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account, please call 1-888-533-
       KOPP.

       Redemption requests by telephone which are to be transmitted via wire transfer are available for redemptions of $75,000 or less. Redemption requests for more than $75,000 must be in writing.

       Funds will be wired on the next business day.  A
       $12 fee will be deducted from your account.

     Special  Situations.   If you  are  acting  as  an
attorney-in-fact for another person, or as a trustee or
on  behalf  of  a corporation, additional documentation
may  be  required  in  order to  effect  a  redemption.
Questions regarding such circumstances may be  directed
to  your investment professional, or the Transfer Agent
by  calling  1-888-533-KOPP.   In  addition,  the  Fund
requires  a  signature  guarantee  for  all  authorized
owners  of  an account:  (i) when you submit a  written
redemption request for more than $75,000, (ii) when you
add  the  telephone redemption option to your  existing
account,  (iii)  if  you  transfer  ownership  of  your
account to another individual or entity, or (iv) if you
request  redemption proceeds to be sent to  an  address
other than the address that appears on your account.  A
signature  guarantee may be obtained from any  eligible
guarantor  institution.   These  institutions   include
banks, saving associations, credit unions, brokerage firms, and others. A notary public stamp or seal is not acceptable.

     Redemptions in Kind. The Fund has reserved the right to redeem in kind (i.e., in securities) any redemption request during any 90-day period in excess of the lesser of (i) $250,000 or (ii) 1% of the net asset value of the class of shares being redeemed.
Please see the SAI for more information.

     IRAs.    Shareholders  who  have   an   Individual
Retirement  Account  ("IRA") or other  retirement  plan
must  indicate on their redemption requests whether  or
not  to  withhold  federal  income  taxes.   Redemption
requests failing to indicate an election will be subject to withholding.

     Termination  of  Accounts.  Your  account  may  be
terminated  by  the  Fund  if,  at  the  time  of   any
redemption of shares in your account, the value of  the
remaining shares in the account falls below $1,000.   A
check for the proceeds of redemption will be sent to you within seven days of the redemption.

VALUATION OF FUND SHARES

     The  price  of Fund shares is based on the  Fund's
net  asset value, which is calculated using the  market
price  method of valuation and is determined as of  the
close of trading (generally 4:00 p.m. Eastern Time)  on
each  day the New York Stock Exchange ("NYSE") is  open
for  business.  The Fund does not determine  net  asset
value  on days the NYSE is closed.  The NYSE is  closed
on  New Year's Day, Martin Luther King Day, President's
Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day, and Christmas Day.  In addition,
if  any of these holidays falls on a Saturday, the NYSE
will  not be open for trading on the preceding  Friday,
and  when such holiday falls on a Sunday, the NYSE will
not  be  open  for  trading on the  succeeding  Monday,
unless  unusual business conditions exist, such as  the
ending  of a monthly or yearly accounting period.   The
price at which a purchase order or redemption request is effected is based on the next calculation of net asset value after the order is placed or the request is received.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, AND TAX
TREATMENT

     For federal income tax purposes, all dividends and
distributions of net realized short-term capital  gains
you  receive  from  the Fund are  taxable  as  ordinary
income,  whether  reinvested in  additional  shares  or
received  in cash. Distributions of net realized  long-
term  capital gains you receive from the Fund,  whether
reinvested  in additional shares or received  in  cash,
are  taxable  as  a  capital gain.   The  capital  gain
holding  period  (and  the  applicable  tax  rate)   is
determined by the length of time the Fund has held  the
security  and  not  the length of time  you  have  held
shares  in the Fund.  You will be informed annually  as
to  the  amount and nature of all dividends and capital
gains  paid during the prior year.  Such capital  gains
and  dividends  may also be subject to state  or  local
taxes.   If you are not required to pay taxes  on  your
income, you are generally not required to pay federal income taxes on the amounts distributed to you.

     Dividends  and  capital gains,  if  any,  will  be
distributed  at  least annually  in  December.   Please
note,  however,  that  the objective  of  the  Fund  is
capital    appreciation,   not   the   production    of
distributions.  You should measure the success of  your
investment by the value of your investment at any given
time  and  not  by the distributions you receive.   The
Fund expects that, because of its investment objective, its distributions will consist primarily of long-term capital gains.

     All dividends and capital gains distributions will
automatically be reinvested in additional  Fund  shares
at  the  then  prevailing net asset  value  unless  you
specifically request that dividends or capital gains or
both   be  paid  in  cash.   The  election  to  receive
dividends in cash or reinvest them in shares may be changed by writing to the Fund at Kopp Funds, Inc., c/o
Firstar  Mutual Fund Services, L.L.C.,  P.O.  Box  701,
Milwaukee, Wisconsin 53201-0701. Such notice must be received at least ten days prior to the record date of any dividend or capital gain distribution.

YEAR 2000 ISSUE

     The  Fund's  operations  depend  on  the  seamless
functioning  of  computer  systems  in  the   financial
service  industry.  Many computer software  systems  in
use   today   cannot   properly  process   date-related
information after December 31, 1999 because of the method by which dates are encoded and calculated. This failure, commonly referred to as the "Year 2000 Issue," could adversely affect the handling of security trades, pricing, and account servicing for the Fund.

     The  Fund  has made compliance with the Year  2000
Issue a priority and is taking steps that it believes are reasonably designed to address the Year 2000 Issue.
Because the Fund has no computer software system of its own, and Advisor's systems are not used in connection with the operation of the Fund, Firstar's computer software systems are the focus of the Fund's efforts.
Firstar has represented to the Fund and Advisor that it does not currently anticipate that the Year 2000 Issue will have a material impact on its ability to continue to fulfill its duties as a service provider to the Fund.

     With  respect to the companies in which  the  Fund
invests,  the  Fund cannot make any  assurances  as  to
their Year 2000 compliance efforts.  In the event  that
one  or  more  of  these companies  is  not  Year  2000
compliant, the Fund's investment in such companies may be adversely affected.

ADDITIONAL INFORMATION


INVESTMENT ADVISOR

   Kopp Investment Advisors, Inc.
   7701 France Avenue South, Suite 500
   Edina, Minnesota  55435

DISTRIBUTOR

   Centennial Lakes Capital Inc.
   7701 France Avenue South, Suite 500
   Edina, Minnesota  55435

CUSTODIAN

   Firstar Bank Milwaukee, N.A.

For  overnight deliveries, use:    For regular  mail deliveries, use:
Kopp Funds, Inc.                   Kopp Funds, Inc.
c/o  Firstar Bank Milwaukee, N.A.  c/o Firstar  Bank Milwaukee, N.A.
Third Floor                        P.O. Box 701
615 E. Michigan Street             Milwaukee, Wisconsin  53201-0701
Milwaukee, Wisconsin  53202

TRANSFER AGENT AND ADMINISTRATOR

   Firstar Mutual Fund Services, L.L.C.

For  overnight deliveries, use:         For regular mail deliveries, use:
Kopp Funds, Inc.                        Kopp Funds, Inc.
c/o Firstar Mutual Fund Services,L.L.C. c/o Firstar Mutual Fund Services, L.L.C.
Third Floor                             P.O. Box 701
615 E. Michigan Street                  Milwaukee, Wisconsin  53201-0701
Milwaukee, Wisconsin  53202


The  SAI  for  the Fund contains additional information
about  the  Fund.   Additional  information  about  the
Fund's  investments is contained in the  Fund's  annual
and  semi-annual reports to shareholders.   The  Fund's
annual  report  provides  a discussion  of  the  market
conditions and investment strategies that significantly
affected the Fund's performance during its last  fiscal
year.   The  Fund's  SAI,  which  is  incorporated   by
reference into this Prospectus, annual reports and semi-
annual  reports  are  available  without  charge   upon
request to the address, toll-free telephone number, or Website noted on the cover page of this Prospectus.
These documents may also be obtained from certain financial intermediaries.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Please call the SEC at 1-800-SEC-
0330 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are also available on the SEC's Internet
Website located at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public
Reference  Section of the SEC, Washington, D.C.  20549-
6009.

The Fund's 1940 Act File Number is 811-8267.

          STATEMENT OF ADDITIONAL INFORMATION



                   Kopp Funds, Inc.

               Kopp Emerging Growth Fund

              7701 France Avenue South, Suite 500
                     Edina, Minnesota 55435
                   Telephone: 1-888-533-KOPP
               Facsimile: 1-612-841-0411
              Website:  www.koppfunds.com


      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus of the Kopp Emerging Growth Fund
("Fund") dated December 31, 1998. The Fund is a series of Kopp Funds, Inc. ("Corporation").

      The Fund's audited financial statements for the year ended September 30, 1998 are incorporated herein by reference to the Fund's 1998 Annual Report.

     A copy of the Fund's 1998 Annual Report and/or its Prospectus is available without charge upon request to the above-noted address, toll-free telephone number, or website.

This Statement of Additional Information is dated December 31, 1998.

TABLE OF CONTENTS


FUND ORGANIZATION                                               3

FUND POLICIES:  FUNDAMENTAL AND NON-FUNDAMENTAL                 3

IMPLEMENTATION OF INVESTMENT OBJECTIVE                          5

DIRECTORS AND OFFICERS                                          7

PRINCIPAL SHAREHOLDERS                                          9

INVESTMENT ADVISOR                                             10

FUND TRANSACTIONS AND BROKERAGE                                10

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND-DISBURSING
AGENT                                                          12

ADMINISTRATOR AND FUND ACCOUNTANT                              12

DISTRIBUTOR                                                    12

ARRANGEMENTS WITH BROKER-DEALERS AND OTHER FINANCIAL
INTERMEDIARIES                                                 13

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN                    14

PURCHASE, EXCHANGE, AND PRICING OF SHARES                      16

REDEMPTIONS IN KIND                                            18

TAXATION OF THE FUND                                           19

PERFORMANCE INFORMATION                                        19

INDEPENDENT ACCOUNTANTS                                        20

FINANCIAL STATEMENTS                                           20


No one has been authorized to give any information or to make any representations other than those contained in this SAI and related Prospectus, and if given or made, the information or representations may not be relied upon as having been made by the Fund. This SAI is not an offer to sell securities in any state or jurisdiction in which an offering may not lawfully be made.

FUND ORGANIZATION

       The   Corporation  is  an  open-end   management
investment  company, commonly referred to as  a  mutual
fund.   The  Corporation is organized  as  a  Minnesota
company and was incorporated on June 12, 1997.

      The Corporation is authorized to issue shares  of
common  stock  in series and classes.  The  Corporation
currently  offers  one  series  of  shares:   the  Kopp
Emerging  Growth Fund.  The shares of common  stock  of
the Fund are further divided into three classes:  Class
A,  Class C and Class I.  Each share of common stock of
each  class  of shares of the Fund is entitled  to  one
vote, and each share is entitled to participate equally
in  dividends  and capital gains distributions  by  the
respective  class of shares and in the residual  assets
of  the  respective class in the event of  liquidation.
However,  each class of shares bears its own  expenses,
is  subject to its own sales and redemption charges, if
any,   and  has  exclusive  voting  rights  on  matters
pertaining   to   the  Rule  12b-1   distribution   and
shareholder servicing plan as it relates to that class.

      No certificates will be issued for shares held in your account. You will, however, have full shareholder rights.

       Generally,   the  Fund  will  not  hold   annual
shareholders'   meetings   unless   required   by   the
Investment  Company  Act  of 1940,  as  amended  ("1940
Act"), or Minnesota law.


FUND POLICIES:  FUNDAMENTAL AND NON-FUNDAMENTAL

       The   following   are  the  Fund's   fundamental
investment policies which cannot be changed without the
approval of a majority of the Fund's outstanding voting
securities.  As used herein, a "majority of the  Fund's
outstanding voting securities" means the lesser of  (i)
67%   of  the  shares  of  common  stock  of  the  Fund
represented at a meeting at which more than 50% of  the
outstanding shares are present, or (ii) more  than  50%
of the outstanding shares of common stock of the Fund.

     The Fund:

     1. May not issue senior securities, except as permitted under the 1940 Act;

     2.   May  (i)  borrow money from banks,  and  (ii)
          make  other  investments or engage  in  other
          transactions permissible under the  1940  Act
          which may involve a borrowing, provided  that
          the  combination of (i) and  (ii)  shall  not
          exceed  33  1/3% of the value of  the  Fund's
          assets (including the amount borrowed),  less
          the    Fund's    liabilities   (other    than
          borrowings), except that the Fund may borrow up to an additional 5% of its assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments).
          The Fund may also borrow money from other persons to the extent permitted by applicable law;

     3.   May  not  act  as an underwriter  of  another
          company's  securities, except to  the  extent
          that  the  Fund  may  be  deemed  to  be   an
          underwriter   within  the  meaning   of   the
          Securities  Act  of 1933, as  amended  ("1933
          Act"), in connection with the purchase and sale of portfolio securities;

     4.   May not invest more than 25% of its assets in
          securities of companies in any one  industry.
          This   restriction   does   not   apply    to
          obligations issued or guaranteed by the  U.S.
          government,       its      agencies,       or
          instrumentalities;

     5.   May  not purchase or sell real estate  unless
          acquired   as   a  result  of  ownership   of
          securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities);

     6. May not make loans if, as a result, more than 33 1/3% of the Fund's assets would be lent to other persons, except through purchases of debt securities or other debt instruments or engaging in repurchase agreements;

     7. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities); and

     8.   Notwithstanding    any   other    fundamental
          investment policy or restriction, may  invest
          all  of  its  assets in the securities  of  a
          single open-end management investment company
          with   substantially  the  same   fundamental
          investment    objective,    policies,     and
          restrictions as the Fund.

      The Fund's investment objective, which is to seek long-term capital appreciation, is also a fundamental investment policy which cannot be changed without the approval of a majority of the Fund's outstanding voting securities.

      The following are the Fund's non-fundamental investment policies which may be changed by the Board of Directors of the Fund without shareholder approval.

     The Fund may not:

     1.   Sell  securities short, unless the Fund  owns
          or   has   the  right  to  obtain  securities
          equivalent   in  kind  and  amount   to   the
          securities  sold short, or unless  it  covers
          such  short  sale as required by the  current
          rules  and  positions of the  Securities  and
          Exchange Commission ("SEC") or its staff, and
          provided   that  transactions   in   options,
          futures   contracts,   options   on   futures
          contracts,  or  other derivative  instruments
          are   not   deemed   to  constitute   selling
          securities short.

     2.   Purchase  securities on margin,  except  that
          the  Fund may obtain such short-term  credits
          as   are  necessary  for  the  clearance   of
          transactions;   and  provided   that   margin
          deposits    in   connection   with    futures
          contracts,  options on futures contracts,  or
          other   derivative  instruments   shall   not
          constitute purchasing securities on margin.

     3.   Invest in illiquid securities if, as a result
          of  such investment, more than 15% of its net
          assets   would   be  invested   in   illiquid
          securities, or such other amounts as may be permitted under the 1940 Act.

     4.   Purchase   securities  of  other   investment
          companies except in compliance with the  1940
          Act.

     5.   Engage  in  futures  or  options  on  futures
          transactions which are impermissible pursuant
          to  Rule 4.5 under the Commodity Exchange Act
          ("CEA")  and,  in accordance with  Rule  4.5,
          will   use  futures  or  options  on  futures
          transactions  solely for  bona  fide  hedging
          transactions (within the meaning of the CEA);
          provided,  however,  that the  Fund  may,  in
          addition  to  bona fide hedging transactions,
          use    futures   and   options   on   futures
          transactions if the aggregate initial  margin
          and   premiums  required  to  establish  such
          positions, less the amount by which any such options positions are in the money (within the meaning of the CEA), do not exceed 5% of the Fund's net assets.

     6.   Make  any loans other than loans of portfolio
          securities, except through purchases of  debt
          securities  or  other  debt  instruments   or
          engaging   in   repurchase  agreements   with
          respect to portfolio securities.

     7.   Borrow  money  except from banks  or  through
          reverse  repurchase  agreements  or  mortgage
          dollar   rolls,   and   will   not   purchase
          securities when bank borrowings exceed 5% of its assets.

       Unless   noted   otherwise,  if   a   percentage
restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets or in the market value of the investment will not constitute a violation of that restriction.


IMPLEMENTATION OF INVESTMENT OBJECTIVE

       The   following   information  supplements   the
discussion of the Fund's investment objective and strategy described in the Prospectus under the headings
"Investment Objective" and "Investment Strategy."

Depositary Receipts

      The  Fund may invest in the equity securities  of
foreign  companies  by purchasing depositary  receipts,
including  American  Depositary Receipts  ("ADRs")  and
European    Depositary   Receipts   ("EDRs").     These
securities  may not necessarily be denominated  in  the
same currency as the securities into which they may  be
converted.   Generally, ADRs, in registered  form,  are
denominated in U.S. dollars and are designed for use in
the  U.S.  securities markets, while  EDRs,  in  bearer
form,  may be denominated in other currencies  and  are
designed for use in European securities markets.   ADRs
are  receipts typically issued by a U.S. bank or  trust
company   evidencing  ownership   of   the   underlying
securities.   EDRs are European receipts  evidencing  a
similar  arrangement.   For  purposes  of  the   Fund's
investment policies, ADRs and EDRs are deemed  to  have
the  same  classification as the underlying  securities
they  represent.   Thus,  an ADR  or  EDR  representing
ownership of common stock will be treated as common stock.

      Investments  in  securities of foreign  companies
involve risks which are in addition to the usual  risks
inherent  in  domestic investments.  In many  countries
there  is  less  publicly available  information  about
companies than is available in the reports and  ratings
published  about  companies in the U.S.   Additionally,
foreign   companies   are  not   subject   to   uniform
accounting,    auditing,   and   financial    reporting
standards.   Other risks inherent in foreign investment
include     expropriation;    confiscatory    taxation;
withholding  taxes  on  dividends  and  interest;  less
extensive  regulation  of foreign  brokers,  securities
markets,  and companies; costs incurred in  conversions
between  currencies; the illiquidity and volatility  of
foreign  securities markets; the possibility of  delays
in    settlement   in   foreign   securities   markets;
limitations on the use or transfer of assets (including
suspension of the ability to transfer currency  from  a
given country); the difficulty of enforcing obligations
in   other  countries;  diplomatic  developments;   and
political or social instability.  Foreign economies may
differ  from the U.S. economy in various respects,  and
many  foreign  securities are  less  liquid  and  their
prices   are   more   volatile  than  comparable   U.S.
securities.  From time to time, foreign securities  may
be difficult to liquidate rapidly without adverse price
effects.    Certain  costs  attributable   to   foreign
investing, such as custody charges and brokerage costs,
are   higher   than  those  attributable  to   domestic
investing.

Convertible Securities

      The  Fund  may invest in convertible  securities,
which  are bonds, debentures, notes, preferred  stocks,
or  other  securities  that may be  converted  into  or
exchanged  for  a specified amount of common  stock  or
warrants  of the same or a different company  within  a
particular  period  of  time at a  specified  price  or
formula.  A convertible security entitles the holder to
receive  interest normally paid or accrued on  debt  or
the   dividend  paid  on  preferred  stock  until   the
convertible security matures or is redeemed, converted,
or   exchanged.   Convertible  securities  have  unique
investment  characteristics in that they generally  (i)
have higher yields than common stocks, but lower yields
than  comparable non-convertible securities,  (ii)  are
less   subject  to  fluctuation  in  value   than   the
underlying  stock  (or warrant) since they  have  fixed
income characteristics, and (iii) provide the potential
for  capital  appreciation if the market price  of  the
underlying  common  stock (or  warrant)  increases.   A
convertible  security may be subject to  redemption  at
the  option of the issuer at a price established in the
convertible  security's  governing  instrument.   If  a
convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock (or warrant), or sell it to a third party.

Borrowing

      The Fund is authorized to borrow money from banks
and   make   other  investments  or  engage  in   other
transactions permissible under the 1940 Act  which  may
be  considered  a  borrowing (such as  mortgage  dollar
rolls and reverse repurchase agreements), provided that
the  amount borrowed cannot exceed 33 1/3% of the value
of the Fund's net assets.  The Fund's borrowings create
an  opportunity  for greater return to  the  Fund  and,
ultimately,  the Fund's shareholders, but at  the  same
time   increase  exposure  to  losses.   In   addition,
interest payments and fees paid by the Fund on any borrowings may offset or exceed the return earned on borrowed funds. The Fund currently intends to borrow money only for temporary, extraordinary or emergency purposes.

Lending Portfolio Securities

      The  Fund  may lend portfolio securities  with  a
value  not exceeding 33 1/3% of the Fund's total assets
to  brokers  or  dealers, banks or other  institutional
borrowers  of securities as a means of earning  income.
In  return, the Fund will receive collateral in cash or
money  market  instruments.  Such  collateral  will  be
maintained at all times in an amount equal to at  least
100%   of  the  current  market  value  of  the  loaned
securities.  The purpose of such securities lending  is
to  permit  the  borrower to use  such  securities  for
delivery  to  purchasers when such  borrower  has  sold
short.    The   Fund  will  continue  to  receive   the
equivalent  of the interest or dividends  paid  by  the
issuer  of the securities lent, and the Fund  may  also
receive interest on the investment of collateral, or  a
fee  from  the borrower as compensation for  the  loan.
The    Fund   may   pay   reasonable   custodial    and
administrative fees in connection with the  loan.   The
Fund  will retain the right to call, upon notice,  lent
securities.   While there may be delays in recovery  or
even a loss of right in collateral should the borrower fail financially, the Fund's investment advisor will review the credit worthiness of the entities to which such loans are made to evaluate those risks. Although the Fund is authorized to lend, the Fund does not presently intend to engage in lending.

Non-Diversification

      While the Fund is "non-diversified," which  means
that  it  is permitted to invest its assets in  a  more
limited  number of companies than "diversified"  mutual
funds,  the  Fund intends to diversify  its  assets  to
qualify  for  tax  treatment as a regulated  investment
company  under the Internal Revenue Code  of  1986,  as
amended ("Code").  To qualify (i) not more than 25%  of
the total value of the Fund's assets may be invested in
securities  of  any one issuer or of any  two  or  more
issuers controlled by the Fund, which, pursuant to  the
regulations under the Code, may be deemed to be engaged
in  the same, similar, or related trades or businesses,
and  (ii) with respect to 50% of the total value of the
Fund's  assets (a) not more than 5% of its total assets
may be invested in the securities of any one issuer and
(b)  the  Fund  may  not  own  more  than  10%  of  the
outstanding voting securities of any one issuer.  These
percentage  limitations do not apply to investments  in
U.S.  government securities or the securities of  other
regulated investment companies.  To the extent  that  a
relatively  high  percentage of the Fund's  assets  are
invested  in  the  securities of a  limited  number  of
companies, the Fund's portfolio may be more susceptible
to   a   single  economic,  political,  or   regulatory
occurrence than the portfolio of a diversified mutual fund.

Concentration

      The  Fund  has  adopted a fundamental  investment
policy  which  prohibits the Fund from  investing  more
than  25%  of its assets in the securities of companies
in  any  one  industry.  An industry is  defined  as  a
business-line  subsector  of  a  stock-market   sector.
While  the  Fund may be heavily invested  in  a  single
market  sector  like  technology or  health  care,  for
example, it will not invest more than 25% of its assets
in  securities  of  companies in any  one  industry  or
subsector.  Technology industries or subsectors include
networking,   data   storage,  software   applications,
semiconductors, voice-processing and wireless  business
lines.   Health  care industries or subsectors  include
medical devices and information systems business lines.

Temporary Strategies

      As  described in the Prospectus under the heading
"Implementation  of  Investment  Objective,"  prior  to
investing proceeds from sales of Fund shares,  to  meet
ordinary   daily  cash  needs,  and   to   retain   the
flexibility  to respond promptly to changes  in  market
and  economic conditions, the Fund may hold cash and/or
invest  all or a portion of its assets in money  market
instruments.   The money market instruments  which  the
Fund may purchase are limited to:

     U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United
States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes, and bonds;

        Bank   Obligations.    Obligations   (including
certificates    of   deposit,   bankers'   acceptances,
commercial   paper   (see  below),   and   other   debt
obligations) of banks subject to regulation by the U.S.
government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks;

     Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

        Fully    Insured   Certificates   of   Deposit.
Certificates   of   deposit  of   banks   and   savings
institutions,  having  total assets  of  less  than  $1
billion,  if the principal amount of the obligation  is
insured  by  the  Bank Insurance Fund  or  the  Savings
Association   Insurance  Fund   (each   of   which   is
administered   by   the   Federal   Deposit   Insurance
Corporation), limited to $100,000 principal amount per certificate and to 15% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate;

      Commercial Paper. Commercial paper rated within the two highest grades by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation
("S&P") or, if not rated, issued by a company having an outstanding debt issue rated at least Aaa by Moody's or AAA by S&P; and

       Money   Market  Funds.   Securities  issued   by
registered investment companies holding themselves out as money market funds which attempt to maintain a stable net asset value of $1.00 per share.


DIRECTORS AND OFFICERS

      Under the laws of the State of Minnesota, the Board of Directors of the Fund is responsible for managing the Fund's business and affairs.

      The  directors and officers of the Fund, together
with   information  as  to  their  principal   business
occupations  during  the last  five  years,  and  other
information,  are  shown  below.   Each  director   and
officer who is deemed an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. The directors and officers listed below have served as such since inception of the Fund on June 12, 1997, except as otherwise noted.

     *LeRoy C. Kopp, Chief Executive Officer, President and a Director of the Fund.

      Mr. Kopp, 64 years old, is the founder, President
and   Chief   Investment  Officer  of  Kopp  Investment
Advisors  ("Advisor").  Prior to  founding  Advisor  in
1990, Mr. Kopp spent 30 years with Dain Bosworth Inc., where he was the Manager of the Edina, Minnesota branch and a Senior Vice President. Mr. Kopp has received a number of business and community honors and awards, including

Upper Midwest Entrepreneur of the  Year  for
Emerging   Companies.    Mr.   Kopp   graduated    with
distinction with a B.B.A. degree from the University of Minnesota in 1956. Mr. Kopp served as Chief Financial
Officer and Treasurer of the Fund from February 1998 to December 1998.

     *Kathleen S. Tillotson, Executive Vice President and Secretary of the Fund.

      Ms. Tillotson, 42 years old, joined Advisor in March 1996 as Vice President and General Counsel and since June 1998, she has served as the Assistant
Secretary of Centennial Lakes Capital, Inc., the Fund's distributor. In 1981, Ms. Tillotson graduated from
Tulane  University  School  of  Law  magna  cum  laude.
Before joining Advisor in 1996, Ms. Tillotson practiced law as an associate and principal with law firms in Boston and Minneapolis.

     *John P. Flakne, Chief Financial Officer and
Treasurer of the Fund.

      Mr.  Flakne,  33  years old,  joined  Advisor  in
December  1998  as  Controller.  In  1989,  Mr.  Flakne
graduated  from  the  University of  Minnesota  with  a
B.S.B.  in  Accounting  and a Computer  Science  minor.
Before  joining  Advisor in December 1998,  Mr.  Flakne
held  various accounting-related positions as  follows:
From August 1989 until December 1994, Mr. Flakne worked
for  Coopers & Lybrand L.L.P., Minneapolis,  Minnesota,
first as an Associate and eventually as a Manager; from
January  1995  until June 1997, Mr. Flakne  worked  for
Carlson  Companies, Inc., Minnetonka, Minnesota,  first
as  a Manager and eventually as Interim Director of the
Corporate Audit function; from July 1997 until  January
1998,  Mr. Flakne worked for Bertram, Vallez, Kaplan  &
Talbot,  Ltd., New Hope, Minnesota, a CPA and  business
consulting firm, as a Senior Manager; and from February
1998  until  November  1998,  Mr.  Flakne  worked   for
Caterpillar   Paving  Products  Inc.,  Brooklyn   Park,
Minnesota,   a   division  of  Caterpillar   Inc.,   as
Controller.   Mr.  Flakne is a  CPA.   Mr.  Flakne  has
served as Chief Financial Officer and Treasurer of the Fund since December 1998.

     Robert L. Stehlik, a Director of the Fund.

      Mr. Stehlik, 60 years old, has been a Director of
the  Fund  since  September 8, 1997.   Mr.  Stehlik  is
currently the Senior Vice President of People's Bank of
Commerce,  which  is  based in Minneapolis,  Minnesota.
Mr.  Stehlik  has  held this position  since  September
1998.   For the four years prior to that, he served  as
the  Senior  Vice President of Richfield Bank  &  Trust
Co., based in Richfield, Minnesota. For the 20 years prior to that, he served in various capacities at First
Bank, a bank based in Minneapolis, Minnesota, including
Senior Vice President.

     Thomas R. Stuart, a Director of the Fund.

      Mr. Stuart, 53 years old, has been a Director  of
the  Fund since September 8, 1997.  Since May 1988, Mr.
Stuart  has  served  as Chairman  and  Chief  Executive
Officer   of   the   Bureau  of  Engraving,   Inc.,   a
manufacturer of interconnect devices and a provider of commercial printing and home education services based in Minneapolis, Minnesota.

      The  address of Mr. Kopp, Ms. Tillotson, and  Mr.
Flakne  is 7701 France Avenue South, Suite 500,  Edina,
Minnesota  55435.   Mr.  Stehlik's  address   is   9330
Sheffield  Circle, Bloomington, Minnesota  55437.   Mr.
Stuart's address is 3400 Technology Drive, Minneapolis,
Minnesota 55418.

     As of November 30, 1998, officers and directors of
the  Fund beneficially owned none of the shares of  the
Fund's  then outstanding Class A shares and  33.82%  of
the  Fund's then outstanding Class I shares.   Class  C
shares were not available for investment until the date of this SAI.

      Directors and officers of the Fund who are also officers, directors, or employees of Advisor do not receive any remuneration from the Fund for serving as directors or officers. Accordingly, neither Mr. Kopp, Ms. Tillotson, nor Mr. Flakne receive any remuneration from the Fund for their services as directors and/or officers. However, Messrs. Stehlik and Stuart receive the following fees for their services as directors of the Fund:

     Name               Cash             Other           Total
                   Compensation(1)   Compensation
Robert L. Stehlik      $15,000            $0             $15,000
Thomas R. Stuart       $15,000            $0             $15,000
__________

(1)Each  director  who  is  not deemed  an  "interested
   person"  of  the Fund, as defined in the  1940  Act,
   receives $3,500 for each Board of Directors  meeting
   attended  by  such person, a $1,000 per fiscal  year
   stipend  if  all  such meetings  are  attended,  and
   reimbursement  of  reasonable expenses  incurred  in
   connection therewith.  The Board held four  meetings
   during  fiscal  1998 and both of  the  disinterested
   directors  attended all four meetings.   Thus,  each
   disinterested director received $15,000 during  such
   time   period   from  the  Fund,   plus   reasonable
   expenses.   Disinterested  directors  may  elect  to
   receive their compensation in the form of cash, shares of the Fund, or both.


PRINCIPAL SHAREHOLDERS

      As of November 30, 1998, the following persons owned of record or are known by the Fund to own beneficially 5% or more of a class of the Fund's outstanding shares (Class C shares were not available for investment until the date of this SAI):

                        Number of Shares          Percentage      Percentage
Name and Address      Class A     Class I      Class A   Class I   of Fund

Kopp Investment          N/A  1,496,195.780      N/A      31.70%    3.46%
Advisors, Inc.
7701 France Avenue
South, Suite 500
Edina, MN 55435

LeRoy C. Kopp            N/A    980,255.606      N/A      20.77%    2.27%
7701 France Avenue
South, Suite 500
Edina, MN 55435

Kopp Family              N/A    722,281.831      N/A      15.30%   1.67%
Foundation
c/o LeRoy C. Kopp
7701  France  Avenue
South, Suite 500
Edina, MN 55435

Firstar Trust            N/A    607,708.865      N/A      12.88%   1.41%
Company Custodian
LeRoy C. Kopp IRA
c/o Kopp Investments
Advisors, Inc.
7701 France Avenue
South, Suite 500
Edina, MN 55435

Kristin L. Kopp          N/A    238,624.869      N/A       5.06%   0.55%
6504 Indian Hills Road
Edina, MN 55439

      Based on the foregoing, as of November 30, 1998, LeRoy C. Kopp owned a controlling interest in the Fund's Class I shares, however no person owned a controlling interest in the Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Fund.



INVESTMENT ADVISOR

       Kopp  Investment  Advisors  ("Advisor")  is  the
investment advisor to the Fund.  Advisor is  a  wholly-
owned subsidiary of Kopp Holding Company ("KHC") and is
controlled  by LeRoy C. Kopp, the President  and  Chief
Investment  Officer of Advisor and sole shareholder  of
KHC.   Kathleen S. Tillotson is the Vice President  and
General Counsel of Advisor, and John P. Flakne  is  the
Controller of the Advisor.

     The investment advisory agreement between the Fund
and  Advisor  dated  as of October 1,  1997  ("Advisory
Agreement")  has  an  initial term  of  two  years  and
thereafter is required to be approved annually  by  the
Board of Directors of the Fund or by vote of a majority
of  the  Fund's  outstanding voting  securities.   Each
annual renewal must also be approved by the vote  of  a
majority of the Fund's directors who are not parties to
the  Advisory  Agreement or interested persons  of  any
such party, cast in person at a meeting called for  the
purpose  of  voting  on  such approval.   The  Advisory
Agreement was approved on September 8, 1997 by the full
Board  of Directors and the initial shareholder of  the
Fund.   The  Advisory  Agreement is terminable  without
penalty  on  60 days' written notice by  the  Board  of
Directors,  by  vote  of  a  majority  of  the   Fund's
outstanding voting securities, or by Advisor, and will terminate automatically in the event of its assignment.

     Under the terms of the Advisory Agreement, Advisor
manages  the  Fund's investments and business  affairs,
subject  to  the supervision of the Board of Directors.
At  its expense, Advisor provides office space and  all
necessary  office facilities, equipment, and  personnel
for   managing  the  investments  of  the   Fund.    As
compensation for its services, the Fund pays Advisor an annual management fee of 1.00% of the Fund's average daily net assets attributable to each class of shares.
The  advisory  fee is accrued daily and  paid  monthly.
The organizational expenses of the Fund are being amortized over a period of 60 months.

      Advisor  voluntarily agreed that for  the  fiscal
year ended September 30, 1998, Advisor would waive  its
management  fees and/or reimburse the Fund's  operating
expenses to the extent necessary to ensure that (i) the
total  annual operating expenses for the Class A shares
of the Fund would not exceed 1.50% of average daily net
assets,  and  (ii) the total annual operating  expenses
for  the  Class  I  shares would not  exceed  1.15%  of
average  daily  net  assets.  Advisor  has  voluntarily
agreed to continue this waiver/reimbursement policy for
the fiscal year ending September 30, 1999.  Advisor has
also  agreed  for the fiscal year ending September  30,
1999  to waive its management fee and/or reimburse Fund
operating  expenses to the extent necessary  to  ensure
that  the total annual operating expenses for the Class
C  shares  do  not  exceed 2.15% of average  daily  net
assets.   After fiscal 1999, Advisor may from  time  to
time voluntarily (but is not required or obligated  to)
waive all or a portion of its fee and/or reimburse  all
or  a  portion of class operating expenses.  Any waiver
of fees or reimbursement of expenses will be made on  a
monthly basis and, with respect to the latter, will  be
paid  to  the Fund by reduction of Advisor's fee.   Any
such   waiver/reimbursement   is   subject   to   later
adjustment during the term of the Advisory Agreement to
allow  Advisor  to recoup amounts waived/reimbursed  to
the  extent  actual fees and expenses  for  a  specific
month  are less than the expense limitation  caps.   In
the event that after fiscal 1999, Advisor decides to no longer voluntarily waive and/or reimburse fees and/or expenses, any unrecovered amounts previously waived and/or reimbursed will be permanently forgiven by Advisor.

      For the fiscal year ended September 30, 1998, the
Advisor  waived 0.31% of its annual management  fee  so
that  Fund  operating  expenses would  not  exceed  the
limits  described  above.  If such  fee  had  not  been
waived, Advisor would have received $2,795,449 from the
Fund  for  its investment advisory services ($2,564,636
of which is attributable to Class A shares and $230,813
of  which  is  attributable to  Class  I  shares).   No
management fee was paid to Advisor with respect to  the
Class C shares for the fiscal year ended September  30,
1998  because  such  shares  were  not  available   for
investment until the date of this SAI.

FUND TRANSACTIONS AND BROKERAGE

       Under   the   Advisory  Agreement,  Advisor   is
responsible  for  decisions to buy and sell  securities
for  the  Fund  and  for the placement  of  the  Fund's
securities business, the negotiation of the commissions
to  be paid on such transactions, and the allocation of
portfolio brokerage and principal business.  Trades may
be   done  with  brokers,  dealers  and,  on  occasion,
issuers.    Remuneration   for   trades   may   include
commissions, dealer spreads, mark-ups, and mark-downs.

      In executing transactions on behalf of the Fund, Advisor has no obligation to deal with any particular broker or dealer. Rather, Advisor seeks to obtain the best qualitative execution. The best net price is an important factor, but Advisor also considers the full range and quality of a broker's services, as described below. Recognizing the value of the range of services, the Fund may not pay the lowest commission or spread available on any particular transaction. Brokerage may be allocated based on the sale of the Fund's shares where best execution and price may be obtained from more than one broker or dealer.

      Section 28(e) of the Securities Exchange  Act  of
1934,   as   amended  ("Section  28(e)"),  permits   an
investment  advisor,  under certain  circumstances,  to
cause an account to pay a broker or dealer who supplies
brokerage  and  research  services  a  commission   for
effecting  a  transaction in excess of  the  amount  of
commission another broker or dealer would have  charged
for  effecting the transaction.  Brokerage and research
services include (i) furnishing advice as to the  value
of   securities,   the   advisability   of   investing,
purchasing, or selling securities, and the availability
of  securities or purchasers or sellers of  securities;
(ii)   furnishing   analyses  and  reports   concerning
issuers,   industries,  sectors,  securities,  economic
factors   and  trends,  portfolio  strategy,  and   the
performance of accounts; and (iii) effecting securities
transactions   and   performing  functions   incidental
thereto (such as clearance, settlement, and custody).

     In selecting brokers or dealers, Advisor considers
investment  and market information and other  research,
such   as   economic,   securities,   and   performance
measurement  research  provided  by  such  brokers   or
dealers  and  the quality and reliability of  brokerage
services,  including execution capability, performance,
and   financial   responsibility.    Accordingly,   the
commissions charged by any such broker or dealer may be
greater  than the amount another firm might  charge  if
Advisor  determines in good faith that  the  amount  of
such commissions is reasonable in relation to the value
of  the  research  information and  brokerage  services
provided by such broker or dealer to the Fund.  Advisor
believes that the research information received in this
manner provides the Fund with benefits by supplementing
the  research  otherwise available to the  Fund.   Such
higher commissions will not, however, be paid by the Fund unless (i) Advisor determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of Advisor's overall responsibilities with respect to the accounts, including the Fund, as to which it exercises investment discretion; (ii) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal laws; and (iii) in the opinion of Advisor, the total commissions paid by the Fund are reasonable in relation to the benefits to the Fund over the long term.

      Advisor  places portfolio transactions for  other
advisory  accounts in addition to the  Fund.   Research
services  furnished  by firms through  which  the  Fund
effects  its  securities transactions may  be  used  by
Advisor in servicing all of its accounts; that is,  not
all  of  such  services  may  be  used  by  Advisor  in
connection with the Fund.  Advisor believes it  is  not
possible  to  measure  separately  the  benefits   from
research  services  received by each  of  the  accounts
(including the Fund) managed by it.  Because the volume
and  nature  of the trading activities of the  accounts
are not uniform, the amount of commissions in excess of
those charged by another broker or dealer paid by  each
account for brokerage and research services will  vary.
However,  Advisor believes such costs to the Fund  will
not be disproportionate to the benefits received by the
Fund  on a continuing basis.  Advisor seeks to allocate
portfolio  transactions equitably  whenever  concurrent
decisions  are  made to purchase or sell securities  by
the  Fund and another advisory account.  In some cases,
this  procedure  could have an adverse  effect  on  the
price  or  the  amount of securities available  to  the
Fund.   There  can  be no assurance that  a  particular
purchase or sale opportunity will be allocated to the Fund. In making such allocations between the Fund and other advisory accounts, certain factors considered by Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, and the size of investment commitments generally held.

     The aggregate amount of brokerage commissions paid by the Fund for the fiscal year ended September 30, 1998 was $150,375. For this same period, the Fund paid brokerage commissions with respect to transactions for which research services were provided; however, neither the Fund nor Advisor had any agreement or understanding with any broker or dealer to direct brokerage to such broker or dealer because of research services provided.


CUSTODIAN, TRANSFER AGENT, AND DIVIDEND-DISBURSING
AGENT

      As  custodian of the Fund's assets, Firstar  Bank
Milwaukee,  N.A., 615 East Michigan Street,  Milwaukee,
Wisconsin 53202, has custody of all securities and cash
of   the  Fund,  delivers  and  receives  payment   for
portfolio  securities  sold,  receives  and  pays   for
portfolio securities purchased, collects income from investments, if any, and performs other duties, all as directed by the officers of the Fund. Firstar Mutual
Fund  Services,  L.L.C., an affiliate of  Firstar  Bank
Milwaukee, N.A., acts as transfer agent and dividend-disbursing agent for the Fund ("Transfer Agent").


ADMINISTRATOR AND FUND ACCOUNTANT

      The  Transfer  Agent also provides administrative
and  fund  accounting services to the Fund pursuant  to
separate  administration and fund accounting agreements
dated    as   of   October   1,   1997,   as    amended
("Administrative   Agreement"  and   "Fund   Accounting
Agreement," respectively).  Under these Agreements, the
Transfer Agent calculates the daily net asset value  of
each  class  of shares; prepares and files all  federal
and  state  tax returns; oversees the Fund's  insurance
relationships;  participates  in  the  preparation   of
registration statements, proxy statements and  reports;
prepares   compliance   filings   relating    to    the
registration  of  the Fund's shares pursuant  to  state
securities laws; compiles data for and prepares notices
to  the  SEC; prepares financial statements for  annual
and  semi-annual reports; monitors the  Fund's  expense
accruals  and performs securities valuations;  monitors
compliance  with  the Fund's investment  policies;  and
generally   assists   in   the  Fund's   administrative
operations.   For the foregoing services, the  Transfer
Agent will receive from the Fund, effective January  1,
1999,  the  following fees, computed daily and  payable
monthly  based on the average net assets per  class  of
shares:   (i) pursuant to the Administration Agreement,
the Transfer Agent will receive a fee at the annual rate of 0.07 of 1% on the first $200 million, 0.05 of 1% on the next $400 million, and 0.03 of 1% on average net assets in excess of $500 million, subject to an annual minimum of $70,000 (for all classes of shares), plus out-of-pocket expenses; and (ii) pursuant to the Fund Accounting Agreement, the Transfer Agent will receive a fee of $33,000 on the first $40 million,
0.0150 of 1% on the next $200 million, and 0.00750 of 1% on average net assets in excess of $240 million, plus out-of-pocket expenses. For the fiscal year ended
September 30, 1998, the Transfer Agent received $150,195 for its services under the Administration Agreement and $57,693 for its services under the Fund Accounting
Agreement.

DISTRIBUTOR

     Under a distribution agreement dated as of October
1,   1997,   as  amended  and  restated  ("Distribution
Agreement"),    Centennial    Lakes    Capital,    Inc.
("Distributor")  acts as principal distributor  of  the
Fund's  shares.   The Distributor's principal  business
address is 7701 France Avenue South, Suite 500,  Edina,
Minnesota   55435.   The Distributor is  controlled  by
KHC, which in turn is controlled by LeRoy C. Kopp.  Mr.
Kopp   also   controls   Advisor.    Accordingly,   the
Distributor and Advisor are affiliated entities.

      The  Distribution  Agreement  provides  that  the
Distributor will use its best efforts to distribute the
Fund's  shares,  which  shares  are  offered  for  sale
continuously  at (i) net asset value per share  plus  a
maximum  initial sales charge of 3.50% of the  offering
price,  in  the case of Class A shares,  and  (ii)  net
asset value per share without the imposition of a sales
charge,  in  the  case of Class C and Class  I  shares.
Investments in Class A shares above $1 million are  not
assessed   an  initial  sales  charge.   However,   the
Distributor  may impose a 1% contingent deferred  sales
charge  ("CDSC")  on  such shares  redeemed  within  24
months of purchase.  The Distributor may also impose  a
1%  CDSC on Class C shares redeemed within 12 months of
purchase.  In addition, redemptions of Class  I  shares
within  24  months  of purchase may  be  charged  a  1%
redemption fee.  The Fund does not currently  have  any
arrangements  that  result in breakpoints  in,  or  the
elimination  of, sales charges or redemption  fees  for
directors and/or other affiliated persons of the  Fund,
although  the Fund has historically waived the  initial
minimum  investment requirements for such persons  with
respect  to their purchases of Class I shares.  Certain
waivers   and/or  reductions  of  sales   charges   and
redemption  fees  are,  however,  available  to   other
persons   and   institutions,  as  described   in   the
Prospectus under the heading "Your Account."  Any sales
charges which are assessed become the property  of  the
Distributor;  the  redemption  fee,  however,  is   the
property of the Fund.

      With respect to Class A shares, the Distributor may pay a portion of the applicable initial sales charge due upon the purchase of such shares to the broker-dealer, if any, involved in the trade, as follows:

   Dollar Amount       Initial          Portion of Initial
         of             Sales              Sales Charge
       Shares          Charge(1)          Paid to Broker-
     Purchased                             Dealer(1)(2)

   Up to $99,999         3.50%                3.00%
   $100,000-$249,999     3.00%                2.55%
   $250,000-$499,999     2.00%                1.70%
   $500,000-$999,999     1.00%                0.85%
   $1,000,000-$4,999,999  None              None(3)

_____________________
 (1) Reflected as a percentage of the offering price of Class A shares. The offering price is the sum of the net asset value per share plus the initial sales charge indicated in the table ("Offering Price").

(2) At the discretion of the Distributor, all sales charges may at times be paid to the broker-dealer, if any, involved in the trade. A broker-dealer paid all or substantially all of the sales charge may be deemed an "underwriter" under the 1933 Act.

(3)     The Distributor may, in its discretion and  out
  of  its  own  assets, pay a 1% commission to  broker-
  dealers   who   initiate  and  are  responsible   for
  purchases  of  Class  A shares between  $1,000,000  -
  $4,999,999.   The  Distributor  may  also  pay  a  1%
  commission to broker-dealers who initiate and are responsible for purchases of Class C shares.

       Pursuant   to  the  terms  of  the  Distribution
Agreement, the Distributor bears the costs of  printing
prospectuses and shareholder reports which are used for
selling purposes, as well as advertising and any  other
costs  attributable to the distribution of Fund shares.
Certain of these expenses may be reimbursed pursuant to
the   terms   of   the  Rule  12b-1  distribution   and
shareholder servicing plan discussed below.

       As  compensation  for  its  services  under  the
Distribution Agreement, the Distributor may retain  all
or  a  portion  of  (i) the initial sales  charge  from
purchases  of  Class  A  shares,  (ii)  the  CDSC  from
redemptions  of  Class  A  and  Class  C   shares,   if
applicable, and (iii) the Rule 12b-1 fees payable  with
respect to the Class A and Class C shares (as described
under  "Distribution and Shareholder  Servicing  Plan,"
below).  For the fiscal year ended September 30,  1998,
the  aggregate  dollar amount of initial sales  charges
imposed on purchases of Class A shares was $10,604,987;
the  aggregate  dollar  amount  of  CDSCs  imposed   on
redemptions of Class A shares was $0; and the aggregate dollar amount of Rule 12b-1 fees payable with respect to Class A shares was $897,166 (Class C shares were not available for investment until the date of this SAI).
Of these amounts, the Distributor retained $1,992,628, $0, and $55,083, respectively.


ARRANGEMENTS WITH BROKER-DEALERS AND OTHER FINANCIAL
INTERMEDIARIES

     The  Distributor has entered into agreements  with
registered broker-dealers pursuant to which such broker-
dealers  have agreed to sell the Fund's shares  to  the
public.   Certain  of  these broker-dealers  have  also
agreed  to  perform, with respect to  shareholders  who
purchase Fund shares through the broker-dealer, certain
shareholder servicing functions which would  ordinarily
be  performed  by  the Transfer Agent.   The  Fund  has
agreed  to  compensate certain of these  broker-dealers
for  the  shareholder  services they  provide  and  the
Transfer  Agent,  in  turn, has agreed  to  reduce  its
transfer agency and servicing fee by a like amount  for
those  shareholder accounts which are serviced by  such
broker-dealers.   Under these arrangements,  the  Fund,
however, will not pay more than $16 per year per account in transfer agency and shareholder servicing fees.

     The  Fund  may  also pay, directly  or  indirectly
through   arrangements   with   Advisor   and/or    the
Distributor,  amounts to financial intermediaries  that
purchase  shares  of the Fund through  an  omnibus-type
account and provide administrative services relating to
the  Fund  to their customers; provided that  the  Fund
will   not   pay   more  for  these  services   through
intermediary  relationships  than  it  would   if   the
intermediaries' customers were direct shareholders in the Fund.


DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

Description of Plan

     The Fund has adopted a plan pursuant to Rule 12b-1
under  the 1940 Act ("Plan") with respect to each class
of  shares  pursuant to which certain distribution  and
shareholder   servicing  fees  may  be  paid   to   the
Distributor.  Under the terms of the Plan, the Class  A
and   Class  I  shares  may  be  required  to  pay  the
Distributor  (i) a distribution fee for  the  promotion
and  distribution  of shares of  up  to  0.25%  of  the
average  daily  net assets of the Fund attributable  to
each  class (computed on an annual basis), and  (ii)  a
shareholder servicing fee for personal service provided
to shareholders of up to 0.25% of the average daily net
assets of the Fund attributable to each class (computed
on  an  annual  basis).  Payments under the  Plan  with
respect  to  Class  A shares are currently  limited  to
0.35%, which represents a 0.10% distribution fee and  a
0.25% shareholder servicing fee; the Fund currently has
no   intention  of  paying  any  Rule  12b-1  fees   in
connection  with  the Class I shares.   The  Plan  also
provides that the Class C shares may be required to pay
the  Distributor (i) a distribution fee of up to  0.75%
of   the   average  daily  net  assets  of   the   Fund
attributable  to such class (computed on an  annualized
basis)  and (ii) a shareholder servicing fee of  up  to
0.25%  of  the  average daily net assets  of  the  Fund
attributable  to  such  class (computed  on  an  annual
basis).   The  Fund currently intends to make  payments
under  the  Plan with respect to the Class C shares  to
the  maximum  extent allowable under  such  Plan.   The
Distributor  is authorized, in turn, to pay  all  or  a
portion  of  these  fees  to any registered  securities
dealer,   financial   institution   or   other   person
("Recipient") who renders assistance in distributing or
promoting  the  sale of Fund shares,  or  who  provides
certain  shareholder  services  to  Fund  shareholders,
pursuant  to  a written agreement ("Rule 12b-1  Related
Agreement").   To the extent such fee is  not  paid  to
such  persons, the Distributor may use the fee for  its
own  distribution expenses incurred in connection  with
the  sale of Fund shares, or for any of its shareholder
servicing  expenses.   The Plan  is  a  "reimbursement"
plan,  which means that the fees paid by the Fund under
the  Plan are intended to reimburse the Distributor for
services rendered and commission fees borne up  to  the
maximum    allowable   distribution   and   shareholder
servicing fees. If the Distributor is due more money for its services rendered and commission fees borne than are immediately payable because of the expense limitation under the Plan, the unpaid amount is carried forward from period to period while the Plan is in effect until such time as it may be paid. No interest, carrying, or other finance charges will be borne by the Fund with respect to unpaid amounts carried forward.

     Payment of the distribution and servicing fees is to be made quarterly, within 30 days after the close of the quarter for which the fee is payable, after the Distributor forwards to the Board of Directors of the Fund a written report of all amounts expensed pursuant to the Plan; provided, however, that the aggregate payments by the Fund under the Plan to the Distributor and all Recipients currently may not exceed 0.35% (on an annualized basis) with respect to the Class A and Class I shares, and 1.00% (on an annualized basis) with respect to the Class C shares, of the average daily net assets of the Fund attributable to each such class of shares for that quarter.

     From  time to time, the Distributor may engage  in
activities which jointly promote the sale of shares  of
one  or  more classes of shares, the cost of which  may
not  be  readily  identifiable as related  to  any  one
class.     Generally,    the   distribution    expenses
attributable to such joint distribution activities will be allocated among each class of shares on the basis of its respective net assets, although the Board of Directors may allocate such expenses in any other manner it deems fair and equitable.

     The  Plan,  including a form  of  the  Rule  12b-1
Related Agreement, has been unanimously approved by the
Board of Directors, including all of the members of the
Board  who are not "interested persons" of the Fund  as
defined  in  the  1940 Act and who have  no  direct  or
indirect  financial interest in the  operation  of  the
Plan    or    any   Rule   12b-1   Related   Agreements
("Disinterested Directors") voting separately.

     The  Plan,  and  any Rule 12b-1 Related  Agreement
which  is entered into, will continue in effect  for  a
period  of  more  than one year only  so  long  as  its
continuance is specifically approved at least  annually
by  a  vote  of  a  majority of  the  Fund's  Board  of
Directors, and of the Disinterested Directors, cast  in
person at a meeting called for the purpose of voting on
the  Plan,  or  the  Rule 12b-1 Related  Agreement,  as
applicable.  In addition, the Plan, and any Rule  12b-1
Related  Agreement, may be terminated with  respect  to
any  class at any time, without penalty, by vote  of  a
majority  of the outstanding voting securities  of  the
applicable   class,  or  by  vote  of  a  majority   of
Disinterested Directors (on not more than 60 days' written notice in the case of the Rule 12b-1 Related
Agreement only).

Amounts Expensed Under the Plan

     For  the fiscal year ended September 30, 1998, the
Fund  paid out $897,166 under the Plan with respect  to
the  Class A shares.  Of this amount, $15,968 was spent
on  advertising,  $28,598 was  spent  on  printing  and
mailing    prospectuses   to   other    than    current
shareholders, and $852,600 was spent on compensation to
broker-dealers.   The Distributor retained  $55,083  of
the amounts expensed under the Plan.

     For  the  fiscal  year ended September  30,  1998,
unreimbursed  expenses  which  were  incurred  by   the
Distributor under the Plan and which have been carried forward to fiscal 1999 amount to $540,941 (or 0.002% of the net assets attributable to the Class A shares as of September 30, 1998).

     No  amounts  were  expensed under  the  Plan  with
respect to the Class C shares for the fiscal year ended
September  30,  1998  because  such  shares  were   not
available for investment until the date of this SAI.

Interests of Certain Persons

     With the exception of Advisor, in its capacity as the Fund's investment advisor, and the Distributor, in its capacity as principal distributor of Fund shares, no "interested person" of the Fund, as defined in the 1940 Act, and no director of the Fund who is not an "interested person" has or had a direct or indirect financial interest in the Plan or any Rule 12b-1
Related Agreement.

Anticipated Benefits to the Fund

     The  Board of Directors considered various factors
in connection with its decision to approve and continue
the  Plan, including:  (i) the nature and causes of the
circumstances    which    make    implementation    and
continuation  of  the Plan necessary  and  appropriate;
(ii) the way in which the Plan addresses those circumstances, including the nature and amount of expenditures; (iii) the nature of the anticipated benefits; (iv) the merits of possible alternative plans or pricing structures; (v) the relationship of the Plan to other distribution efforts of the Fund, including the sales charge on Class A shares; and (vi) the possible benefits of the Plan to any other person relative to those of the Fund.

     Based upon its review of the foregoing factors and
the  material  presented to it, and  in  light  of  its
fiduciary duties under relevant state law and the  1940
Act, the Board of Directors determined, in the exercise
of  its business judgment, that the Plan was reasonably
likely to benefit the Fund and its shareholders  in  at
least one or several potential ways.  Specifically, the
Board concluded that the Distributor and any Recipients
operating  under  Rule 12b-1 Related  Agreements  would
have  little  or  no  incentive  to  incur  promotional
expenses  on  behalf of the Fund if a Rule  12b-1  plan
were  not  in place to reimburse them, thus making  the
adoption  of the Plan important to the initial  success
and  thereafter, continued viability of the  Fund.   In
addition, the Board determined that the payment of Rule
12b-1  fees  to these persons should motivate  them  to
provide   an   enhanced  level  of  service   to   Fund
shareholders, which would, of course, benefit such shareholders. Finally, the Plan would help to increase net assets under management in a relatively short amount of time, given the marketing efforts on the part of the Distributor and Recipients to sell Fund shares, which should result in certain economies of scale.

     While  there  is no assurance that the expenditure
of  Fund assets to finance distribution of Fund  shares
will  have  the  anticipated  results,  the  Board   of
Directors believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will monitor the distribution and shareholder servicing expenses of the Fund, it will be able to evaluate the benefit of such expenditures in deciding annually whether to continue the Plan.


PURCHASE, EXCHANGE, AND PRICING OF SHARES

Purchase of Shares

     The Fund offers three classes of shares:  Class A,
Class  C  and  Class I.  As discussed above  under  the
heading  "Distributor," the Class A shares are  offered
and  sold  subject  to an initial  sales  charge  (with
certain  exceptions), while the Class  C  and  Class  I
shares are offered and sold without being subject to an
initial  sales  charge.  In addition,  a  CDSC  may  be
charged  on certain redemptions of Class A and Class  C
shares  and a redemption fee may be charged on  certain
redemptions  of  Class  I  shares.   Please  see  "Your
Account" in the Prospectus for more information.

     As  noted  above, Class A shares may be  purchased
without the imposition of an initial sales charge under
certain circumstances.  In addition, the initial  sales
charge may be reduced if multiple purchases of Class  A
shares  are  combined.   You may combine  purchases  of
Class A shares to take advantage of the breakpoints in the sales charge schedule by participating in either the Fund's Right of Accumulation ("ROA") program or by executing a Letter of Intent ("LOI").

       Right of Accumulation. The ROA allows you to purchase Class A shares at the sales charge applicable to the sum of (i) the dollar amount then being purchased, plus (ii) the higher of either (a) the current market value (calculated at the applicable Offering Price) or (b) the actual purchase price of all Fund shares already held by you, your spouse, and your minor children or you and members of a "qualified group." A "qualified group" is one that was formed at least one year prior to the ROA purchase, has a purpose other than buying Fund shares at a discount, has more than ten members, can arrange meetings between the Distributor and group members, agrees to include Fund literature in mailings to its members, agrees to arrange for payroll deductions or other bulk transmissions of investments to the Fund, and meets other uniform criteria that allow the Distributor to achieve cost savings in distributing shares of the Fund. To receive the ROA, at the time of purchase, you must give your investment professional, the Distributor, or the Transfer Agent sufficient information to determine whether the purchase will qualify for a reduced sales charge.

       Letter of Intent. You may also qualify for a reduced sales charge on the purchase of Class A shares by completing the LOI section of the account application. By completing the LOI, you express an intention to invest during the next 13-month period a specified amount (minimum of at least $100,000) which, if made at one time, would qualify for a reduced sales charge. Any shares you own on the date you execute the LOI may be used as a credit toward the completion of the LOI. However, the reduced sales charge will only apply to new purchases. Any redemptions made during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been satisfied. If, at the end of the 13-month period covered by the LOI, the total amount of purchases (less redemptions) does not equal the amount indicated, you will be required to pay the difference between the sales charge paid at the reduced rate and the sales charge applicable to the purchases actually made. Shares equal to 5% of the amount specified in the LOI will be held in escrow during the 13-month period and are subject to involuntary redemption to assure any payment of a higher applicable sales charge. By signing the purchase application and checking the box labeled "Letter of Intent," you grant to the Distributor a security interest in the reserved shares and appoint the Distributor as attorney-in-fact to sell any or all of the reserved shares to cover any additional sales charges if you do not fulfill your undertaking.
       Signing an LOI does not bind you to purchase the full amount indicated, but you must complete the intended purchase in accordance with the terms of the LOI to obtain the reduced sales charge. For more information on the LOI, please contact your investment professional, the Distributor, or the Transfer Agent. You may reach the Distributor or the Transfer Agent by calling 1-888-533-KOPP.

     The  Fund also offers an Automatic Investment Plan
("AIP"),  which  is  a  method  of  using  dollar  cost
averaging.   Dollar  cost averaging  is  an  investment
strategy  that  involves investing a  fixed  amount  of
money  at a regular time interval.  By always investing
the  same  amount, you will be purchasing  more  shares
when  the price is low and fewer shares when the  price
is  high.   Since  such  a program involves  continuous
investment regardless of fluctuating share values,  you
should consider your financial ability to continue  the
program  through periods of low share price levels.   A
program of regular investment cannot ensure a profit or protect against a loss from declining markets.

     The  AIP  allows  you to make regular,  systematic
investments  in Class A or Class C shares of  the  Fund
from  your bank checking account.  The minimum  initial
investment  for investors using the AIP is $3,000.   If
you  elect this option, all dividends and capital gains
distributions will be automatically reinvested in  Fund
shares.   With  respect to Class A  shares,  the  sales
charge on future purchases may be reduced by using  the
Fund's ROA or LOI.  To establish the AIP, complete  the
appropriate section in the account application.   Under
certain circumstances (such as discontinuation of the AIP before the minimum initial investment is reached), the Fund reserves the right to close your account.
Prior to closing any account for failure to reach the minimum initial investment, the Fund will give you written notice and 60 days in which to reinstate the AIP or otherwise reach the minimum initial investment.
Your account may be closed in periods of declining share prices.

     Under the AIP, you may choose to make investments on certain days of each month (at least seven days apart) in amounts of $50 or more. There is no service fee charged by the Fund for participating in the AIP.
However, a service fee of $20 will be deducted from your Fund account for any AIP purchase that does not clear due to insufficient funds or, if prior to notifying the Fund in writing or by telephone of your intention to terminate the plan, you close your bank account or in any manner prevent withdrawal of funds from the designated checking account. You can set up the AIP with most financial institutions.

     If  you  purchase (or redeem) shares of  the  Fund
through  a financial intermediary, certain features  of
the  Fund  relating  to such transactions  may  not  be
available  or  may  be modified.  In addition,  certain
operational  policies  of  the  Fund,  including  those
related  to settlement and dividend accrual,  may  vary
from  those  applicable to direct shareholders  of  the
Fund and may vary among intermediaries.  We urge you to
consult   your   financial   intermediary   for    more
information regarding these matters.  In addition,  the
Fund   may   pay,   directly  or   indirectly   through
arrangements   with  Advisor  and/or  the  Distributor,
amounts   to  financial  intermediaries  that   provide
transfer   agent   type  and/or  other   administrative
services to their customers provided, however, that the
Fund  will  not  pay  more for these  services  through
intermediary  relationships  than  it  would   if   the
intermediaries'  customers were direct shareholders  in
the  Fund.   See "Arrangements with Broker-Dealers  and
Other  Financial  Intermediaries."   Certain  financial
intermediaries may charge an advisory, transaction, or other fee for their services. You will not be charged for such fees if you purchase (or redeem) your Fund shares directly from the Fund without the intervention of a financial intermediary.

Exchange of Shares

     You  may  exchange Class A or Class C  shares  for
Class  I  shares  at any time so long as  the  Class  I
minimum  initial  investment requirement  is  met.  The
value  of  the shares to be exchanged will be  the  net
asset  value  (less  the  CDSC,  if  applicable)   next
determined after receipt of instructions for  exchange;
the price of the shares being purchased will be the net
asset   value   next   determined  after   receipt   of
instructions for exchange.

     You  may  also  exchange shares of  the  Fund  for
shares  of  the  Firstar Money Market Fund,  a  no-load
money  market  fund  managed by  an  affiliate  of  the
Transfer  Agent.   The  Firstar Money  Market  Fund  is
unrelated  to the Fund.  This exchange privilege  is  a
convenient way to buy shares in a money market fund  in
order  to  respond to changes in your goals  or  market
conditions.   The value of the shares to  be  exchanged
will  be  the  net  asset  value  (less  the  CDSC,  if
applicable, with respect to Class A or Class  C  shares
or  the redemption fee, if applicable, with respect  to
Class  I  shares)  next  determined  after  receipt  of
instructions  for  exchange; the price  of  the  shares
being  purchased  will be at net asset  value.   Before
exchanging into the Firstar Money Market Fund, please read the applicable prospectus, which may be obtained by calling 1-888-533-KOPP, and open an account in the Firstar Money Market Fund.

     The Fund reserves the right to modify or terminate the exchange privilege at any time. Call the Transfer
Agent at 1-888-533-KOPP to request instructions for an exchange. An exchange is not a tax-free transaction.

Pricing of Shares

     The Class A shares of the Fund are offered to the public at the Offering Price, which is the sum of the net asset value per share (next computed after the time the purchase application and funds are received in proper order by the Transfer Agent) and the applicable initial sales charge. The Class C and Class I shares of the Fund are offered to the public at their net asset value (next computed after the time the purchase application and funds are received in proper order by the Transfer Agent) without any initial sales charge.

     As  previously noted, the initial sales charge may
be  waived for certain individuals and institutions due
to  anticipated economies of scale in sales efforts and
expense.   For  more  information,  please  see   "Your
Account_Class  A  Front-End Sales  Charge  Waivers  and
Reductions" in the Prospectus.

     The  net  asset value per share for each class  is
determined  as of the close of trading (generally  4:00
p.m.  Eastern  Time)  on each day the  New  York  Stock
Exchange  ("NYSE")  is  open  for  business.   Purchase
orders  and redemption requests received on a  day  the
NYSE is open for trading, prior to the close of trading
on  that day, will be valued as of the close of trading
on  that day.  Applications for the purchase of  shares
and  requests  for  the redemption of  shares  received
after  the close of trading on the NYSE will be  valued
as  of the close of trading on the next day the NYSE is
open.   The Fund is not required to calculate  its  net
asset  value on days during which the Fund receives  no
orders  to purchase or redeem shares.  Net asset  value
per  share  for  each class of shares is calculated  by
taking  the  fair value of the total assets per  class,
including  interest or dividends accrued, but  not  yet
collected,  less all liabilities, and dividing  by  the
total number of shares outstanding in that class.   The
result, rounded to the nearest cent, is the net asset value per share.

     In  determining  net  asset  value,  expenses  are
accrued  and  applied  daily and securities  and  other
assets  for  which market quotations are available  are
valued at market value.  Common stocks and other equity-
type  securities are valued at the last sales price  on
the  national  securities exchange or NASDAQ  on  which
such   securities   are  primarily   traded;   however,
securities traded on a national securities exchange  or
NASDAQ for which there were no transactions on a  given
day, and securities not listed on a national securities
exchange  or NASDAQ, are valued at the average  of  the
most  recent  bid and asked prices.  Any securities  or
other  assets  for  which  market  quotations  are  not
readily   available  are  valued  at  fair   value   as
determined  in good faith by the Board of Directors  of
the  Fund or its delegate.  The Board of Directors  may
approve the use of pricing services to assist the  Fund
in  the  determination of net asset value.   All  money
market instruments held by the Fund will be valued on an amortized cost basis.


REDEMPTIONS IN KIND

     The Fund has filed a Notification under Rule 18f-1
of the 1940 Act, pursuant to which it has agreed to pay
in  cash all requests for redemption by any shareholder
of  record,  limited  in amount with  respect  to  each
shareholder  during  any 90-day period  to  the  lesser
amount  of  (i) $250,000, or (ii) 1% of the  net  asset
value  of  the  class  of  shares  of  the  Fund  being
redeemed,  valued  at  the beginning  of  the  election
period.   The  Fund  intends  to  also  pay  redemption
proceeds in excess of such lesser amount in cash, but reserves the right to pay such excess amount in kind, if it is deemed to be in the best interest of the Fund to do so. If you receive an in kind distribution, you will likely incur a brokerage charge on the disposition of such securities through a securities dealer.


TAXATION OF THE FUND

     The Fund intends to qualify annually for treatment
as   a   "regulated  investment  company"   under   the
Subchapter M of the Code and, if so qualified, will not
be  liable  for  federal income  taxes  to  the  extent
earnings  are distributed to shareholders on  a  timely
basis.   In  the event the Fund fails to qualify  as  a
"regulated investment company," it will be treated as a
regular  corporation for federal income  tax  purposes.
Accordingly,  the  Fund  would be  subject  to  federal
income taxes and any distributions that it makes  would
be  taxable and non-deductible by the Fund.  What  this
means for shareholders of the Fund is that the cost  of
investing  in  the  Fund would increase.   Under  these
circumstances,   it  would  be  more   economical   for
shareholders to invest directly in securities  held  by
the   Fund,  rather  than  invest  indirectly  in  such
securities through the Fund.


PERFORMANCE INFORMATION

     The Fund's historical performance or return may be
shown  in  the  form  of  various performance  figures,
including  average annual total return,  total  return,
and  cumulative  total return.  The Fund's  performance
figures  are based upon historical results and are  not
necessarily   representative  of  future   performance.
Factors   affecting  the  Fund's  performance   include
general    market   conditions,   operating   expenses,
investment  management,  and the  imposition  of  sales
charges.   Any additional fees charged by a  dealer  or
other financial services firm would reduce the returns described in this section.

Total Return

     Average  annual  total  return  and  total  return
figures   measure   both  the  net  investment   income
generated  by,  and  the effect  of  any  realized  and
unrealized   appreciation  or  depreciation   of,   the
underlying  investments in a class  of  shares  over  a
specified period of time, assuming the reinvestment  of
all  dividends and distributions.  Average annual total
return  figures are annualized and therefore  represent
the average annual percentage change over the specified
period.   Total  return figures are not annualized  and
therefore represent the aggregate percentage or dollar value change over the period.

     The average annual total return of each class of shares is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     P(1+T)n = ERV

          P   = a hypothetical initial payment of
          $1,000.
          T   = average annual total return.
          n   = number of years.
          ERV   =    ending redeemable value of a
                hypothetical $1,000 payment made at
                the beginning of the stated periods at
                the end of the stated periods.

     Performance for a specific period is calculated by
first  taking  an  investment (assumed  to  be  $1,000)
("initial  investment") in a class  of  shares  on  the
first  day  of  the  period and computing  the  "ending
value"  of  that investment at the end of  the  period.
The  total  return  percentage is  then  determined  by
subtracting  the  initial investment  from  the  ending
value   and  dividing  the  remainder  by  the  initial
investment  and expressing the result as a  percentage.
With  respect  to the Class A shares, this  calculation
reflects  the  deduction of the maximum  3.50%  initial
sales  charge.   In  addition, the calculation  assumes
that all income and capital gains dividends paid by the
Fund have been reinvested at the net asset value of the
applicable  class  of shares on the reinvestment  dates
during  the
period.  Total return may also be shown  as
the   increased   dollar  value  of  the   hypothetical
investment over the period.

     Cumulative  total  return  represents  the  simple
change  in value of an investment over a stated  period
and  may  be  quoted as a percentage  or  as  a  dollar
amount.   Total returns may be broken down  into  their
components  of  income and capital  (including  capital
gains   and  changes  in  share  price)  in  order   to
illustrate the relationship between these factors and their contributions to total return.

     The non-load-adjusted total return for the Class A
and  Class  I  shares of the Fund for  the  year  ended
September   30,   1998  was  (41.90)%   and   (41.60)%,
respectively. The load-adjusted total return for the Class A shares for this period was (43.92%). Class C shares were not available for investment until the date of this SAI.

Comparisons

     From  time  to time, in marketing and  other  Fund
literature, the performance of one or more  classes  of
shares  may  be  compared to the performance  of  other
mutual  funds  in  general or  to  the  performance  of
particular   types   of  mutual  funds   with   similar
investment    goals,   as   tracked   by    independent
organizations.    Among  these  organizations,   Lipper
Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges. Each class of shares of the Fund will be compared to Lipper's appropriate fund category; that is, by fund objective and portfolio holdings.

     The Fund's performance may also be compared to the
performance of other mutual funds by Morningstar,  Inc.
("Morningstar"),  which ranks funds  on  the  basis  of
historical   risk  and  total  return.    Morningstar's
rankings  range from five stars (highest) to  one  star
(lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods.
Rankings are not absolute or necessarily predictive of future performance.

     Evaluations  of  the  Fund's performance  made  by
independent  sources may also be used in advertisements
concerning   the   Fund,  including  reprints   of   or
selections from editorials or articles about the  Fund.
Sources for Fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

     The  Fund  may compare the performance of  one  or
more classes of shares to a wide variety of indices and
measures  of  inflation,  including  the  Russell  2000
Index.   There are differences and similarities between
the investments that the Fund may purchase and the investments measured by these indices.

     The  Fund's  performance  may  also  be  discussed
during   television  interviews  of  Advisor  personnel
conducted by news organizations to be broadcast in the United States and elsewhere.

INDEPENDENT ACCOUNTANTS

     KPMG Peat Marwick L.L.P., 4200 Norwest Center,  90
South Seventh Street, Minneapolis, Minnesota 55402, have been selected as the independent accountants for the Fund.

FINANCIAL STATEMENTS

     The following audited financial statements of the Fund are incorporated herein by reference to the Fund's
1998 Annual Report as filed with the SEC on December 2,
1998:

          (a)  Report of Independent Accountants.

          (b)   Schedule of Investments as of September
                30, 1998.

          (c)   Statement of Assets and Liabilities  as
                of September 30, 1998.

          (d)   Statement of Operations  for  the  year
                ended September 30, 1998.

          (e)   Statement of Changes in Net Assets  for
                the year ended September 30, 1998.

          (f)   Financial Highlights for the year ended
                September 30, 1998.

          (g)  Notes to Financial Statements.

                        PART C

                   OTHER INFORMATION


Item 23.  Exhibits

     See "Exhibit Index."

Item 24. Persons Controlled by or under Common Control with Registrant

      Registrant neither controls any person nor is under common control with any other person.

Item 25.  Indemnification

       Article   VIII  of  Registrant's   Articles   of
Incorporation provides as follows:

     (a) The Corporation shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent permitted by Section 302A.521 of the MBCA, as now enacted or hereafter amended.

     (b)   A  director of the Corporation shall not  be
     personally  liable  to  the  Corporation  or   its
     shareholders  for monetary damages for  breach  of
     fiduciary  duty  as  a director,  except  for  (i)
     liability based on a breach of duty of loyalty  to
     the   Corporation   or   the  shareholders;   (ii)
     liability for acts or omissions not in good  faith
     or  that  involve  intentional  misconduct  or   a
     knowing violation of law; (iii) liability based on
     the payment of an improper dividend or an improper
     repurchase  of the Corporation's stock under  MBCA
     Section  302A.559 or on the sale  of  unregistered
     securities or securities fraud under MBCA  80A.23;
     or  (iv) liability for any transaction from  which
     the director derived an improper personal benefit.
     If  the MBCA is hereafter amended to authorize the
     further elimination or limitation of the liability
     of  directors, then the liability of a director of
     the Corporation, in addition to the limitation  on
     personal  liability  provided  herein,  shall   be
     limited  to  the fullest extent permitted  by  the
     MBCA,  as amended.  Any repeal or modification  of
     this  Article  VIII  by the  shareholders  of  the
     Corporation  shall be prospective only  and  shall
     not   adversely  affect  any  limitation  on   the
     personal   liability  of   a   director   of   the
     Corporation existing at the time of such repeal or modification.

     (c)   Paragraphs (a) and (b) of this Article  VIII
     are  qualified by Section 17(h) of  the  1940  Act
     which  provides  that  neither  the  articles   of
     incorporation nor the bylaws of any registered investment company may contain any provision which protects or purports to protect any director or officer of such company against any liability to the company or its security holders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Item  26.   Business  and  Other  Connections  of   the
Investment Advisor

      Besides  serving  as investment  advisor  to  the
Registrant and other private accounts, Advisor  is  not
currently and has not during the past two fiscal  years
engaged in any other business, profession, vocation, or
employment   of  a  substantial  nature.    Information
regarding   the  business,  profession,  vocation,   or
employment   of  a  substantial  nature  of   Advisor's
directors  and  officers  is  hereby  incorporated   by
reference to the information contained under "Directors
and   Officers"   in   the  Statement   of   Additional
Information.

Item 27.  Principal Underwriters

     (a)  None.

          (b)    The  principal  business  address   of
          Centennial      Lakes      Capital,      Inc.
          ("Centennial"),  the  Registrant's  principal
          underwriter,  is  7701 France  Avenue  South,
          Suite  500,  Edina,  Minnesota  55435.    The
          following   information   relates   to   each
          director and officer of Centennial:

                        Positions and Offices   Positions and Offices
           Name            With Underwriter       With Registrant

         Donald James         President                 None

         Donald Cornelius     Secretary and Treasurer   None

         Kathleen Tillotson   Assistant Secretary       Executive Vice
                                                        President and
                                                        Secretary

     (c)  None.

Item 28.  Location of Accounts and Records

     All accounts, books or other documents required to
be  maintained  by  Section  31(a)  of  the  Investment
Company  Act  of  1940,  as  amended,  and  the   rules
promulgated thereunder, are in the possession  of  Kopp
Investment  Advisors, Registrant's investment  advisor,
at  Registrant's corporate offices, except records held
and  maintained  by  Firstar Bank Milwaukee,  N.A.  and
Firstar Mutual Fund Services, L.L.C., 615 East Michigan
Street,  Milwaukee, Wisconsin  53202, relating  to  the
former's   function  as  custodian  and  the   latter's
function as transfer agent, administrator, and fund accountant.

Item 29.  Management Services

      All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.  Undertakings.

          (a)   Registrant undertakes to furnish a copy
          of its Annual Report to each person to whom a
          Statement   of   Additional  Information   is
          delivered if the person is not a shareholder of the Fund at the time the Statement of Additional Information is so delivered.

          (b)   Registrant undertakes to furnish a copy
          of its Annual Report to each person to whom a Prospectus is delivered, upon request and without charge.

                           SIGNATURES

     Pursuant to the requirements of the Securities Act
of  1933  and the Investment Company Act of  1940,  the
Registrant   has   duly   caused  this   Post-Effective
Amendment No. 2 to the Registration Statement on Form N-
1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Edina and State of Minnesota on the 16th day of December, 1998.

                              KOPP FUNDS, INC.
                              (Registrant)


                              By:/s/ LeRoy C. Kopp
                                 -------------------------
                                 LeRoy C. Kopp
                                 Chief Executive
                                 Officer and President

       Each   person  whose  signature  appears   below
constitutes  and appoints LeRoy C. Kopp  his  true  and
lawful  attorney-in-fact and agent with full  power  of
substitution  and resubstitution, for him  and  in  his
name,  place  and stead, in any and all capacities,  to
sign  any  and  all  amendments  to  this  Registration
Statement  and  to  file the same,  with  all  exhibits
thereto,   and   any  other  documents  in   connection
therewith, with the Securities and Exchange Commission and any other regulatory body, granding unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the
Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

      Name                    Title                 Date

/s/ LeRoy C. Kopp            Director       December 16, 1998
-----------------------
LeRoy C. Kopp

/s/ Robert L. Stehlik        Director        December 16, 1998
------------------------
Robert L. Stehlik

/s/ Thomas R. Stuart         Director        December 16, 1998
------------------------
Thomas R. Stuart

                         EXHIBIT INDEX

Exhibit No.                Exhibit

          (a.1) Registrant's  Articles   of Incorporation(1)

          (a.2) Certificate of Amendment  to
          Registrant's Articles of Incorporation (to create Class A and Class I shares)(2)

          (a.3) Certificate of  Designation
          to Registrant's Articles of Incorporation (to create Class C shares)

          (b)   Registrant's By-Laws(1)

          (c)   None

          (d)   Investment Advisory Agreement(2)

          (e.1) Amended and Restated Distribution Agreement

          (e.2) Form  of  Selected  Dealer Agreement(2)

          (f)   None

          (g)   (i)   Custodian Agreement(2)

                (ii)  Amendment to Custodian
                Agreement (to add Class C shares)

                (iii) Addendum to Custodian
                Agreement (to change name)

          (h.1) (i)   Transfer Agency Agreement(2)

                (ii)  Amendment  to  Transfer  Agency
                Agreement (relating to fee)

                (iii)  Amendment  to  Transfer  Agency
                Agreement (to add Class C shares)

          (h.2) (i) Administration Agreement(2)

                (ii) Amendment to  Administration  Agreement
                (to  add  Class  C  shares)

          (h.3) (i)  Fund   Accounting  Agreement(2)

                (ii)   Amendment  to  Fund Accounting Agreement
                (to add Class C shares)

          (h.4) (i)   Fulfillment Servicing Agreement(2)

                (ii)  Amendment to Fulfillment Servicing
                Agreement (to add Class C shares)

          (h.5)  Addendum   to   Firstar   Servicing
          Agreements (to change name)

          (i)  Opinion  and  Consent   of  Godfrey & Kahn, S.C.(2)

          (j)  Consent  of   KPMG   Peat Marwick L.L.P.

          (k)  None

          (l)  Initial Subscription Agreement(2)

          (m.1) Rule   12b-1
          Distribution   and   Shareholder
          Servicing Plan, as amended

          (m.2) Form   of  12b-1   Related
          Agreement (for Class A and Class I shares)(2)

          (m.3) Form   of  12b-1   Related
          Agreement (for Class C shares)

          (n)  Financial Data Schedule(3)

          (o)  Rule 18f-3 Multi-Class Plan, as amended


___________________

      (1) Incorporated by reference to the Registrant's
Registration Statement on Form N-1A as filed  with  the
Securities and Exchange Commission on June 20, 1997.
       (2)     Incorporated   by   reference   to   the
Registrant's  Registration Statement on  Form  N-1A  as
filed  with  the Securities and Exchange Commission  on
September 16, 1997.
       (3)     Incorporated   by   reference   to   the
Registrant's Annual N-SAR as filed with the Securities and Exchange Commission on November 30, 1998.